NATIONWIDE

PROVIDENT VLI

SEPARATE

ACCOUNT 1

Annual Report

To

Policyholders

December 31, 2025

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Provident VLI Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account 1 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares (DSC)1

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class (FAMP)1

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)1

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class IV (TRF4)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period July 15, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity

ALVGIA	72,140	$2,118,514	$2,289,730	$28	$2,289,758	$-	$2,289,758
ALVSVA	126,294	2,225,014	2,095,217	16	2,095,233	-	2,095,233
AASCO	1,307,799	30,424,217	24,377,370	22,253	24,399,623	-	24,399,623
SVDF	24,544	624,100	620,722	9	620,731	-	620,731
SVOF	10,811	272,280	277,849	-	277,849	18	277,831
WFVSCG	13,844	144,563	132,906	-	132,906	2	132,904
MLVGA2	79,102	1,347,189	1,382,704	-	1,382,704	-	1,382,704
DSC	10,003	449,996	480,121	-	480,121	13	480,108
DSIF	213,741	12,848,829	18,627,507	-	18,627,507	296	18,627,211
DVSCS	809,195	13,955,504	14,573,607	4	14,573,611	-	14,573,611
FQB	194,048	2,008,307	2,053,026	2	2,053,028	-	2,053,028
FVU2	4,680	45,089	48,675	-	48,675	2	48,673
FAMP	1,404,683	21,556,090	24,750,516	-	24,750,516	534	24,749,982
FEIP	3,462,260	80,993,728	101,894,319	729,315	102,623,634	-	102,623,634
FEIS	332,084	7,753,551	9,683,565	5	9,683,570	-	9,683,570
FF10S	420	4,769	5,098	-	5,098	2	5,096
FF20S	122,729	1,628,936	1,618,793	3	1,618,796	-	1,618,796
FF30S	255,578	3,956,231	4,500,732	1	4,500,733	-	4,500,733
FGP	2,810,533	239,630,346	274,645,261	97,524	274,742,785	-	274,742,785
FGS	86,740	7,537,249	8,375,647	42	8,375,689	-	8,375,689
FHIP	1,617,159	8,208,248	7,891,738	-	7,891,738	672	7,891,066
FIGBP	1,564,798	19,377,424	17,776,102	35,590	17,811,692	-	17,811,692
FIGBS	149,632	1,825,865	1,672,887	-	1,672,887	2	1,672,885
FMCS	308,437	10,917,944	11,347,383	72	11,347,455	-	11,347,455
FNRS2	49,353	1,112,624	1,337,475	1	1,337,476	-	1,337,476
FOP	1,171,763	27,032,836	32,246,914	-	32,246,914	778	32,246,136
FOS	200,665	4,588,282	5,482,159	9	5,482,168	-	5,482,168
FVSS	150,970	2,313,192	2,394,377	-	2,394,377	8	2,394,369
FTVDM2	136,278	1,238,476	1,646,234	15	1,646,249	-	1,646,249
FTVFA2	10,210	46,841	56,563	-	56,563	-	56,563
FTVGI2	44,175	637,819	581,786	-	581,786	2	581,784
FTVSVI	409,212	5,707,669	6,113,630	-	6,113,630	6	6,113,624
TIF	32,307	459,800	537,266	1	537,267	-	537,267
ACEG	19,028	1,220,193	1,541,255	32	1,541,287	-	1,541,287
MSVMV	2,161	37,065	39,227	-	39,227	14	39,213

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity

OVAG	46,060	3,354,329	3,464,207	17	3,464,224	-	3,464,224
OVGS	399,815	15,035,226	15,172,967	495,501	15,668,468	-	15,668,468
OVSB	105,829	473,751	483,640	-	483,640	8	483,632
OVSC	49,317	1,227,695	1,407,504	-	1,407,504	24	1,407,480
JABS	54,851	2,418,070	3,262,520	17	3,262,537	-	3,262,537
JACAS	209,320	8,520,364	10,857,409	110	10,857,519	-	10,857,519
JAGTS	248,397	4,202,618	5,946,615	75	5,946,690	-	5,946,690
JAIGS	69,933	2,565,386	3,707,864	17	3,707,881	-	3,707,881
LACDV2	206,978	1,702,526	2,003,542	-	2,003,542	-	2,003,542
LACI2	4,946	53,187	60,567	-	60,567	-	60,567
LACIPS	106,014	1,006,214	957,942	330	958,272	-	958,272
LACMV2	77,423	1,492,003	1,498,059	-	1,498,059	2	1,498,057
LACU2	15,782	413,465	497,071	-	497,071	-	497,071
MV2IGI	81,332	1,833,073	1,834,028	-	1,834,028	30	1,833,998
MVFIC	136,325	2,805,470	3,034,604	5	3,034,609	-	3,034,609
MVIVSC	47,057	1,413,002	1,701,109	-	1,701,109	141	1,700,968
MSEM	9,853	61,539	53,304	-	53,304	8	53,296
EIF4	782,359	14,954,091	18,189,857	-	18,189,857	1,903	18,187,954
GBF	60,173	625,283	572,844	-	572,844	1	572,843
GBF4	838,304	8,741,531	7,980,650	24,127	8,004,777	-	8,004,777
GEM	165,798	1,966,030	2,465,415	-	2,465,415	27	2,465,388
GIG	174,792	2,399,862	2,702,280	-	2,702,280	125	2,702,155
GVAAA2	86,544	2,370,605	2,681,148	6	2,681,154	-	2,681,154
GVABD2	29,963	347,814	351,768	-	351,768	2	351,766
GVAGG2	62,937	2,119,063	2,779,308	7	2,779,315	-	2,779,315
GVAGI2	41,920	2,778,409	3,377,529	9	3,377,538	-	3,377,538
GVAGR2	29,016	3,239,412	4,673,637	14	4,673,651	-	4,673,651
GVDMA	1,762,413	16,726,633	20,743,600	240	20,743,840	-	20,743,840
GVDMC	197,181	1,967,123	2,149,276	-	2,149,276	1	2,149,275
GVEX4	18,804,746	173,116,340	250,291,176	219,096	250,510,272	-	250,510,272
GVIDA	476,737	5,244,972	6,435,949	-	6,435,949	5	6,435,944
GVIDC	73,608	736,686	783,921	1	783,922	-	783,922
GVIDM	3,595,547	36,439,001	38,795,952	2,683	38,798,635	-	38,798,635

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity

HIBF	177,004	1,081,540	1,026,620	10	1,026,630	-	1,026,630
MCIF	360,667	7,195,661	7,180,878	-	7,180,878	20	7,180,858
MSBF	137,427	1,215,468	1,236,843	-	1,236,843	7	1,236,836
NDES2	2,701	58,628	58,225	38,374	96,599	-	96,599
NNASD2	962	11,976	12,317	17,392	29,709	-	29,709
NVAMV1	263,694	4,135,509	4,888,893	37	4,888,930	-	4,888,930
NVAMVX	318,220	5,215,575	5,890,259	7	5,890,266	-	5,890,266
NVCBD1	132,917	1,228,892	1,233,471	-	1,233,471	331	1,233,140
NVCCA1	5,540	58,972	74,510	-	74,510	1	74,509
NVCCN1	267	2,716	3,181	-	3,181	4	3,177
NVCMA1	40,219	422,952	533,303	-	533,303	-	533,303
NVCMC1	453	4,953	5,810	-	5,810	4	5,806
NVCMD1	41,350	474,757	556,982	1	556,983	-	556,983
NVCRA1	43,252	499,113	721,881	-	721,881	-	721,881
NVCRB1	2,819	31,419	37,913	-	37,913	-	37,913
NVDBL2	2,909	40,946	46,364	-	46,364	-	46,364
NVDCA2	230	2,623	3,629	-	3,629	5	3,624
NVIE6	3,157	44,472	48,077	12	48,089	-	48,089
NVMIVX	1,465,832	15,244,073	22,412,569	1,956	22,414,525	-	22,414,525
NVMLG1	1,057,645	8,981,757	9,963,015	18	9,963,033	-	9,963,033
NVMMG1	7,208,685	63,858,841	56,155,658	47,408	56,203,066	-	56,203,066
NVMMV2	592,657	4,803,456	4,516,049	-	4,516,049	6	4,516,043
NVNMO1	2,113,458	21,581,845	20,796,425	-	20,796,425	377	20,796,048
NVNSR2	24,841	328,883	273,998	-	273,998	2	273,996
NVOLG1	6,968,607	129,538,747	207,385,758	39,088	207,424,846	-	207,424,846
NVRE1	378,638	2,699,144	2,953,376	14	2,953,390	-	2,953,390
NVSTB2	71,991	720,865	706,236	-	706,236	1	706,235
NVTIV3	9,213	98,601	141,876	-	141,876	2	141,874
SAM4	21,019,142	21,019,142	21,019,142	394,484	21,413,626	-	21,413,626
SCF4	1,036,945	18,572,890	20,977,398	724	20,978,122	-	20,978,122
SCGF	88,084	1,362,257	1,596,957	-	1,596,957	24	1,596,933
SCVF4	1,973,374	17,360,535	18,293,181	-	18,293,181	195	18,292,986
TRF4	6,608,281	117,731,499	161,902,876	233,869	162,136,745	-	162,136,745

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity

AMCG	7,322	205,866	212,252	13	212,265	-	212,265
AMMCGS	26,985	678,429	648,172	5	648,177	-	648,177
AMSRS	135,053	3,866,820	5,774,851	-	5,774,851	24	5,774,827
AMTB	498,871	5,072,613	4,824,079	30	4,824,109	-	4,824,109
WRASP	25,126	229,297	251,265	-	251,265	-	251,265
PMVFBA	4,581	36,249	34,452	-	34,452	1	34,451
PMVLDA	10,207	101,616	99,829	-	99,829	1	99,828
PMVTRA	652	6,053	6,159	-	6,159	6	6,153
PVEIB	22,742	662,739	811,646	6	811,652	-	811,652
PVGOB	54,539	737,809	958,788	-	958,788	1,870	956,918
PVTIGB	2,231	32,190	44,197	6	44,203	-	44,203
TRHS2	45,086	2,264,947	2,435,996	3	2,435,999	-	2,435,999
VWBF	272,863	2,167,129	2,232,021	-	2,232,021	274	2,231,747
VWEM	1,238,199	14,053,197	14,647,894	-	14,647,894	492	14,647,402
VWHA	140,887	3,233,190	4,721,108	-	4,721,108	321	4,720,787
VVEI	176,864	3,965,889	4,637,366	3	4,637,369	-	4,637,369
VVHGB	172,142	1,950,902	1,859,132	-	1,859,132	2	1,859,130
VVHYB	292,647	2,190,082	2,209,484	1	2,209,485	-	2,209,485
VVMCI	328,574	7,219,504	9,186,930	13	9,186,943	-	9,186,943

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIA	ALVSVA	AASCO	SVDF	SVOF	WFVSCG	MLVGA2	DSC

Reinvested dividends	$25,082	17,722	-	-	143	-	43,677	2,909

Mortality and expense risk charges (note 3)	(16,226)	(14,761)	(151,872)	(3,669)	(1,729)	(965)	(10,228)	(3,148)

Net investment income (loss)	8,856	2,961	(151,872)	(3,669)	(1,586)	(965)	33,449	(239)

Realized gain (loss) on investments	35,209	(4,623)	(265,565)	(17,325)	1,147	(3,601)	18,843	2,222

Change in unrealized gain (loss) on investments	(22,634)	(190,009)	1,361,322	44,258	(12,151)	7,766	77,213	42,731

Net gain (loss) on investments	12,575	(194,632)	1,095,757	26,933	(11,004)	4,165	96,056	44,953

Reinvested capital gains	182,755	229,289	280,621	4,391	28,859	7,601	105,350	-

Net increase (decrease) in contract owners’ equity resulting from operations	$204,186	37,618	1,224,506	27,655	16,269	10,801	234,855	44,714

Investment Activity*:	DSIF	DVSCS	FQB	FVU2	FAMP	FEIP	FEIS	FF10S

Reinvested dividends	$179,037	180,239	73,296	1,598	596,109	1,741,502	159,004	201

Mortality and expense risk charges (note 3)	(127,642)	(101,946)	(14,590)	(388)	(155,944)	(635,802)	(68,341)	(75)

Net investment income (loss)	51,395	78,293	58,706	1,210	440,165	1,105,700	90,663	126

Realized gain (loss) on investments	776,264	189,215	(27,706)	(426)	148,541	2,191,105	149,043	(104)

Change in unrealized gain (loss) on investments	899,097	(1,029,972)	94,752	1,507	1,511,293	7,566,459	760,060	774

Net gain (loss) on investments	1,675,361	(840,757)	67,046	1,081	1,659,834	9,757,564	909,103	670

Reinvested capital gains	967,774	1,372,041	-	975	1,091,294	5,386,213	519,344	225

Net increase (decrease) in contract owners’ equity resulting from operations	$2,694,530	609,577	125,752	3,266	3,191,293	16,249,477	1,519,110	1,021

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FF20S	FF30S	FGP	FGS	FHIP	FIGBP	FIGBS	FMCS

Reinvested dividends	$41,902	99,111	757,541	16,324	497,489	622,817	57,333	39,494

Mortality and expense risk charges (note 3)	(11,128)	(29,988)	(1,703,730)	(59,987)	(50,811)	(121,132)	(12,319)	(71,923)

Net investment income (loss)	30,774	69,123	(946,189)	(43,663)	446,678	501,685	45,014	(32,429)

Realized gain (loss) on investments	(7,457)	108,829	9,128,542	306,629	(104,639)	(278,866)	(28,569)	186,335

Change in unrealized gain (loss) on investments	78,390	208,695	(6,900,180)	(242,675)	372,855	885,989	85,503	(248,927)

Net gain (loss) on investments	70,933	317,524	2,228,362	63,954	268,216	607,123	56,934	(62,592)

Reinvested capital gains	83,393	183,718	33,647,826	1,041,660	-	-	-	1,207,290

Net increase (decrease) in contract owners’ equity resulting from operations	$185,100	570,365	34,929,999	1,061,951	714,894	1,108,808	101,948	1,112,269

Investment Activity*:	FNRS2	FOP	FOS	FVSS	FTVDM2	FTVFA2	FTVGI2	FTVSVI

Reinvested dividends	$25,589	506,024	82,781	20,954	7,658	1,076	-	74,329

Mortality and expense risk charges (note 3)	(9,361)	(211,510)	(40,433)	(15,971)	(10,368)	(406)	(4,266)	(41,977)

Net investment income (loss)	16,228	294,514	42,348	4,983	(2,710)	670	(4,266)	32,352

Realized gain (loss) on investments	70,170	1,075,421	157,086	53,804	43,292	1,065	(32,227)	(176,036)

Change in unrealized gain (loss) on investments	34,224	1,366,463	252,047	9,932	467,112	2,077	121,968	87,499

Net gain (loss) on investments	104,394	2,441,884	409,133	63,736	510,404	3,142	89,741	(88,537)

Reinvested capital gains	-	2,817,720	482,308	92,051	23,898	2,272	-	467,629

Net increase (decrease) in contract owners’ equity resulting from operations	$120,622	5,554,118	933,789	160,770	531,592	6,084	85,475	411,444

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	TIF	ACEG	MSVMV	OVAG	OVGS	OVSB	OVSC	JABS

Reinvested dividends	$14,351	-	1,635	-	-	26,857	6,118	53,816

Mortality and expense risk charges (note 3)	(3,612)	(10,382)	(2,016)	(24,630)	(109,188)	(3,478)	(9,744)	(20,974)

Net investment income (loss)	10,739	(10,382)	(381)	(24,630)	(109,188)	23,379	(3,626)	32,842

Realized gain (loss) on investments	10,599	27,385	51,793	12,465	311,504	(4,092)	24,479	165,789

Change in unrealized gain (loss) on investments	84,270	(4,773)	(34,135)	(140,331)	(910,553)	35,192	(54,338)	123,385

Net gain (loss) on investments	94,869	22,612	17,658	(127,866)	(599,049)	31,100	(29,859)	289,174

Reinvested capital gains	36,100	148,398	54,570	284,197	2,762,359	-	137,321	97,000

Net increase (decrease) in contract owners’ equity resulting from operations	$141,708	160,628	71,847	131,701	2,054,122	54,479	103,836	419,016

Investment Activity*:	JACAS	JAGTS	JAIGS	LACDV2	LACI2	LACIPS	LACMV2	LACU2

Reinvested dividends	$27,005	-	45,624	31,110	717	67,439	27,939	-

Mortality and expense risk charges (note 3)	(76,052)	(38,026)	(23,066)	(13,374)	(361)	(7,007)	(11,003)	(2,726)

Net investment income (loss)	(49,047)	(38,026)	22,558	17,736	356	60,432	16,936	(2,726)

Realized gain (loss) on investments	310,938	302,485	121,229	16,112	539	(1,180)	30,179	1,251

Change in unrealized gain (loss) on investments	(7,920)	448,820	687,872	211,224	7,658	(2,475)	(38,404)	16,040

Net gain (loss) on investments	303,018	751,305	809,101	227,336	8,197	(3,655)	(8,225)	17,291

Reinvested capital gains	1,384,929	503,687	-	-	-	-	123,073	39,072

Net increase (decrease) in contract owners’ equity resulting from operations	$1,638,900	1,216,966	831,659	245,072	8,553	56,777	131,784	53,637

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MV2IGI	MVFIC	MVIVSC	MSEM	EIF4	GBF	GBF4	GEM

Reinvested dividends	$6,099	48,114	22,625	7,364	271,688	21,666	302,404	14,345

Mortality and expense risk charges (note 3)	(16,649)	(20,992)	(10,619)	(324)	(116,885)	(4,144)	(49,042)	(15,825)

Net investment income (loss)	(10,550)	27,122	12,006	7,040	154,803	17,522	253,362	(1,480)

Realized gain (loss) on investments	198,875	35,758	107,306	(2,217)	422,143	(6,942)	(119,984)	31,354

Change in unrealized gain (loss) on investments	(321,758)	56,951	255,662	2,174	1,952,030	22,629	344,968	644,142

Net gain (loss) on investments	(122,883)	92,709	362,968	(43)	2,374,173	15,687	224,984	675,496

Reinvested capital gains	321,487	223,829	96,764	-	697,753	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$188,054	343,660	471,738	6,997	3,226,729	33,209	478,346	674,016

Investment Activity*:	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC

Reinvested dividends	$10,973	-	-	-	-	-	-	-

Mortality and expense risk charges (note 3)	(7,866)	(18,880)	(1,904)	(19,175)	(23,161)	(31,420)	(144,689)	(16,691)

Net investment income (loss)	3,107	(18,880)	(1,904)	(19,175)	(23,161)	(31,420)	(144,689)	(16,691)

Realized gain (loss) on investments	39,711	38,170	(2,530)	47,964	46,050	154,146	(368,072)	(27,335)

Change in unrealized gain (loss) on investments	249,111	179,725	17,351	375,730	227,127	531,409	3,340,885	283,498

Net gain (loss) on investments	288,822	217,895	14,821	423,694	273,177	685,555	2,972,813	256,163

Reinvested capital gains	31,804	145,308	-	73,330	235,600	69,316	184,332	-

Net increase (decrease) in contract owners’ equity resulting from operations	$323,733	344,323	12,917	477,849	485,616	723,451	3,012,456	239,472

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GVEX4	GVIDA	GVIDC	GVIDM	HIBF	MCIF	MSBF	NDES2

Reinvested dividends	$2,053,551	-	-	-	58,498	86,569	40,211	-

Mortality and expense risk charges (note 3)	(1,561,064)	(44,550)	(5,460)	(235,502)	(7,460)	(49,475)	(8,559)	(100)

Net investment income (loss)	492,487	(44,550)	(5,460)	(235,502)	51,038	37,094	31,652	(100)

Realized gain (loss) on investments	(4,184,411)	(16,903)	2,643	(830,335)	(17,809)	(173,682)	(901)	2,679

Change in unrealized gain (loss) on investments	40,301,036	988,012	61,659	5,823,167	16,257	96,787	48,338	(403)

Net gain (loss) on investments	36,116,625	971,109	64,302	4,992,832	(1,552)	(76,895)	47,437	2,276

Reinvested capital gains	371,058	99,641	-	-	-	469,257	-	2,254

Net increase (decrease) in contract owners’ equity resulting from operations	$36,980,170	1,026,200	58,842	4,757,330	49,486	429,456	79,089	4,430

Investment Activity*:	NNASD2	NVAMV1	NVAMVX	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1

Reinvested dividends	$20	43,715	60,398	41,779	-	-	-	-

Mortality and expense risk charges (note 3)	(67)	(33,431)	(41,314)	(7,497)	(518)	(22)	(3,663)	(40)

Net investment income (loss)	(47)	10,284	19,084	34,282	(518)	(22)	(3,663)	(40)

Realized gain (loss) on investments	2,011	78,293	341,331	(33,297)	49	76	9,586	94

Change in unrealized gain (loss) on investments	342	156,261	(44,786)	52,865	7,972	192	57,004	430

Net gain (loss) on investments	2,353	234,554	296,545	19,568	8,021	268	66,590	524

Reinvested capital gains	22	516,969	634,025	-	1,813	-	8,955	70

Net increase (decrease) in contract owners’ equity resulting from operations	$2,328	761,807	949,654	53,850	9,316	246	71,882	554

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2	NVIE6	NVMIVX	NVMLG1

Reinvested dividends	$-	-	-	-	-	3,395	383,355	352,361

Mortality and expense risk charges (note 3)	(4,293)	(5,037)	(258)	(336)	(24)	(2,093)	(137,388)	(66,521)

Net investment income (loss)	(4,293)	(5,037)	(258)	(336)	(24)	1,302	245,967	285,840

Realized gain (loss) on investments	32,443	34,299	231	(215)	92	113,534	932,983	96,141

Change in unrealized gain (loss) on investments	29,099	76,977	3,225	5,762	359	(28,547)	4,887,239	(437,830)

Net gain (loss) on investments	61,542	111,276	3,456	5,547	451	84,987	5,820,222	(341,689)

Reinvested capital gains	12,235	4,044	660	-	51	18,311	-	1,217,484

Net increase (decrease) in contract owners’ equity resulting from operations	$69,484	110,283	3,858	5,211	478	104,600	6,066,189	1,161,635

Investment Activity*:	NVMMG1	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSTB2	NVTIV3

Reinvested dividends	$-	40,963	100,625	2,762	1,819,809	49,221	28,357	2,351

Mortality and expense risk charges (note 3)	(368,037)	(32,787)	(130,470)	(2,097)	(1,328,004)	(22,197)	(4,811)	(946)

Net investment income (loss)	(368,037)	8,176	(29,845)	665	491,805	27,024	23,546	1,405

Realized gain (loss) on investments	(2,200,449)	(172,987)	108,953	(4,975)	7,867,184	78,163	(1,972)	615

Change in unrealized gain (loss) on investments	4,832,802	(126,342)	(332,181)	(2,805)	21,633,774	(154,095)	9,262	34,185

Net gain (loss) on investments	2,632,353	(299,329)	(223,228)	(7,780)	29,500,958	(75,932)	7,290	34,800

Reinvested capital gains	590,562	364,371	2,393,646	11,103	-	33,748	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,854,878	73,218	2,140,573	3,988	29,992,763	(15,160)	30,836	36,205

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	SAM4	SCF4	SCGF	SCVF4	TRF4	AMCG	AMMCGS	AMSRS

Reinvested dividends	$831,347	202,629	-	223,983	1,404,676	-	-	-

Mortality and expense risk charges (note 3)	(148,038)	(134,771)	(11,295)	(123,244)	(860,772)	(1,286)	(4,346)	(33,664)

Net investment income (loss)	683,309	67,858	(11,295)	100,739	543,904	(1,286)	(4,346)	(33,664)

Realized gain (loss) on investments	-	(46,876)	51,571	(919,804)	8,053,273	1,734	(18,597)	99,095

Change in unrealized gain (loss) on investments	-	369,755	95,033	(177,148)	2,109,808	(18,533)	(47,051)	273,135

Net gain (loss) on investments	-	322,879	146,604	(1,096,952)	10,163,081	(16,799)	(65,648)	372,230

Reinvested capital gains	20	1,463,945	97,383	1,242,189	11,960,421	27,847	91,951	329,303

Net increase (decrease) in contract owners’ equity resulting from operations	$683,329	1,854,682	232,692	245,976	22,667,406	9,762	21,957	667,869

Investment Activity*:	AMTB	WRASP	PMVFBA	PMVLDA	PMVTRA	PVEIB	PVGOB	PVTIGB

Reinvested dividends	$254,076	3,058	1,275	4,471	248	10,463	-	5

Mortality and expense risk charges (note 3)	(33,134)	(1,751)	(270)	(846)	(36)	(5,214)	(5,596)	(260)

Net investment income (loss)	220,942	1,307	1,005	3,625	212	5,249	(5,596)	(255)

Realized gain (loss) on investments	(46,542)	840	(1,261)	(2,857)	(4)	59,515	33,723	1,762

Change in unrealized gain (loss) on investments	59,212	16,070	3,454	4,545	270	25,249	(942)	8,752

Net gain (loss) on investments	12,670	16,910	2,193	1,688	266	84,764	32,781	10,514

Reinvested capital gains	-	16,022	-	-	-	50,051	77,362	2,564

Net increase (decrease) in contract owners’ equity resulting from operations	$233,612	34,239	3,198	5,313	478	140,064	104,547	12,823

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$		$		$		$
Investment Activity*:	TRHS2		VWBF		VWEM		VWHA		VVEI		VVHGB		VVHYB		VVMCI

Reinvested dividends		$-		113,905		98,656		107,051		107,869		61,489		137,648		110,635

Mortality and expense risk charges (note 3)		(16,292)		(14,261)		(90,425)		(28,337)		(41,544)		(17,061)		(20,279)		(84,691)

Net investment income (loss)		(16,292)		99,644		8,231		78,714		66,325		44,428		117,369		25,944

Realized gain (loss) on investments		142,685		(18,345)		(264,479)		213,435		61,891		(23,231)		(12,762)		235,359

Change in unrealized gain (loss) on investments		157,842		273,619		3,732,223		1,012,823		186,648		82,018		62,531		194,622

Net gain (loss) on investments		300,527		255,274		3,467,744		1,226,258		248,539		58,787		49,769		429,981

Reinvested capital gains		88,555		-		-		-		327,899		-		-		440,758

Net increase (decrease) in contract owners’ equity resulting from operations		$372,790		354,918		3,475,975		1,304,972		642,763		103,215		167,138		896,683

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVGIA				ALVSVA				AASCO				SVDF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$8,856		19,814		2,961		3,601		(151,872)		(69,910)		(3,669)		(3,702)

Realized gain (loss) on investments		35,209		24,679		(4,623)		(39,314)		(265,565)		(420,510)		(17,325)		(14,908)

Change in unrealized gain (loss) on investments		(22,634)		180,206		(190,009)		122,962		1,361,322		2,263,131		44,258		116,361

Reinvested capital gains		182,755		91,664		229,289		108,563		280,621		-		4,391		-

Net increase (decrease) in contract owners’ equity resulting from operations		204,186		316,363		37,618		195,812		1,224,506		1,772,711		27,655		97,751

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		107,587		62,601		58,786		83,258		726,603		787,939		11,002		14,841

Transfers between subaccounts, net		-		(5)		-		(85)		20,706		17,046		-		5

Surrenders (notes 2, 3, 4, 5 and 6)		(386,313)		(489,115)		(244,713)		(207,737)		(2,062,989)		(2,372,787)		(50,243)		(56,830)

Adjustments to maintain reserves		30		10		(145)		145		20,095		2,096		16		(1)

Net equity transactions		(278,696)		(426,509)		(186,072)		(124,419)		(1,295,585)		(1,565,706)		(39,225)		(41,985)

Net change in contract owners’ equity		(74,510)		(110,146)		(148,454)		71,393		(71,079)		207,005		(11,570)		55,766

Contract owners’ equity at beginning of period		2,364,268		2,474,414		2,243,687		2,172,294		24,470,702		24,263,697		632,301		576,535

Contract owners’ equity at end of period		$2,289,758		2,364,268		2,095,233		2,243,687		24,399,623		24,470,702		620,731		632,301

CHANGE IN UNITS:

Beginning units		3,718		4,399		2,698		2,857		41,403		43,739		189		203

Units purchased		236		200		115		144		2,822		2,629		7		7

Units surrendered		(640)		(881)		(273)		(303)		(4,899)		(4,965)		(19)		(21)

Ending units		3,314		3,718		2,540		2,698		39,326		41,403		177		189

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SVOF				WFVSCG				MLVGA2				DSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,586)		(1,614)		(965)		(1,009)		33,449		5,656		(239)		(120)

Realized gain (loss) on investments		1,147		773		(3,601)		(1,016)		18,843		4,473		2,222		997

Change in unrealized gain (loss) on investments		(12,151)		9,578		7,766		24,914		77,213		16,420		42,731		15,816

Reinvested capital gains		28,859		27,756		7,601		-		105,350		82,664		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		16,269		36,493		10,801		22,889		234,855		109,213		44,714		16,693

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		4,943		4,325		4,285		5,184		22,547		26,691		11,089		13,551

Transfers between subaccounts, net		-		(1)		(1)		-		-		-		-		(1)

Surrenders (notes 2, 3, 4, 5 and 6)		(24,771)		(17,383)		(12,459)		(21,233)		(173,315)		(172,736)		(14,786)		(13,316)

Adjustments to maintain reserves		(30)		3		7		(7)		12		(10)		(21)		18

Net equity transactions		(19,858)		(13,056)		(8,168)		(16,056)		(150,756)		(146,055)		(3,718)		252

Net change in contract owners’ equity		(3,589)		23,437		2,633		6,833		84,099		(36,842)		40,996		16,945

Contract owners’ equity at beginning of period		281,420		257,983		130,271		123,438		1,298,605		1,335,447		439,112		422,167

Contract owners’ equity at end of period		$277,831		281,420		132,904		130,271		1,382,704		1,298,605		480,108		439,112

CHANGE IN UNITS:

Beginning units		139		137		252		281		5,187		5,775		1,172		1,170

Units purchased		11		17		12		11		112		141		27		44

Units surrendered		(24)		(15)		(27)		(40)		(644)		(729)		(36)		(42)

Ending units		126		139		237		252		4,655		5,187		1,163		1,172

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSIF				DVSCS				FQB				FVU2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$51,395		69,995		78,293		53,274		58,706		44,310		1,210		771

Realized gain (loss) on investments		776,264		676,950		189,215		63,192		(27,706)		(27,169)		(426)		(201)

Change in unrealized gain (loss) on investments		899,097		1,632,364		(1,029,972)		578,045		94,752		56,373		1,507		6,672

Reinvested capital gains		967,774		1,008,128		1,372,041		311,349		-		-		975		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,694,530		3,387,437		609,577		1,005,860		125,752		73,514		3,266		7,242

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		463,654		925,877		367,833		562,398		106,690		541,780		1,798		2,361

Transfers between subaccounts, net		1,763		(16)		794		(55)		-		(52)		-		-

Surrenders (notes 2, 3, 4, 5 and 6)		(1,738,269)		(1,569,939)		(1,384,716)		(629,700)		(394,670)		(317,225)		(12,936)		(2,157)

Adjustments to maintain reserves		(293)		-		(50)		54		32		(21)		2		(3)

Net equity transactions		(1,273,145)		(644,078)		(1,016,139)		(67,303)		(287,948)		224,482		(11,136)		201

Net change in contract owners’ equity		1,421,385		2,743,359		(406,562)		938,557		(162,196)		297,996		(7,870)		7,443

Contract owners’ equity at beginning of period		17,205,826		14,462,467		14,980,173		14,041,616		2,215,224		1,917,228		56,543		49,100

Contract owners’ equity at end of period		$18,627,211		17,205,826		14,573,611		14,980,173		2,053,028		2,215,224		48,673		56,543

CHANGE IN UNITS:

Beginning units		21,035		21,883		20,015		20,169		9,881		9,920		418		416

Units purchased		748		1,546		1,268		1,418		758		1,644		15		19

Units surrendered		(2,280)		(2,394)		(2,178)		(1,572)		(1,652)		(1,683)		(95)		(17)

Ending units		19,503		21,035		19,105		20,015		8,987		9,881		338		418

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FAMP				FCP				FEIP				FEIS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$440,165		415,626		-		-		1,105,700		1,019,209		90,663		80,202

Realized gain (loss) on investments		148,541		(22,862)		-		-		2,191,105		919,540		149,043		73,276

Change in unrealized gain (loss) on investments		1,511,293		1,249,228		-		-		7,566,459		5,114,830		760,060		475,743

Reinvested capital gains		1,091,294		150,781		-		-		5,386,213		5,321,469		519,344		498,429

Net increase (decrease) in contract owners’ equity resulting from operations		3,191,293		1,792,773		-		-		16,249,477		12,375,048		1,519,110		1,127,650

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		975,497		1,170,891		-		53		3,613,629		2,844,378		257,968		308,195

Transfers between subaccounts, net		68,458		72		-		27		199,630		50,595		4		(3)

Surrenders (notes 2, 3, 4, 5 and 6)		(3,088,999)		(2,710,891)		-		(79)		(11,016,991)		(8,761,045)		(745,972)		(663,150)

Adjustments to maintain reserves		(1,656)		978		-		(1)		728,162		(705)		14		(4)

Net equity transactions		(2,046,700)		(1,538,950)		-		-		(6,475,570)		(5,866,777)		(487,986)		(354,962)

Net change in contract owners’ equity		1,144,593		253,823		-		-		9,773,907		6,508,271		1,031,124		772,688

Contract owners’ equity at beginning of period		23,605,389		23,351,566		-		-		92,849,727		86,341,456		8,652,446		7,879,758

Contract owners’ equity at end of period		$24,749,982		23,605,389		-		-		102,623,634		92,849,727		9,683,570		8,652,446

CHANGE IN UNITS:

Beginning units		25,323		26,999		-		-		53,677		57,553		16,931		17,636

Units purchased		1,627		1,962		-		1		3,037		2,798		615		740

Units surrendered		(3,816)		(3,638)		-		(1)		(7,214)		(6,674)		(1,492)		(1,445)

Ending units		23,134		25,323		-		-		49,500		53,677		16,054		16,931

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FF10S				FF20S				FF30S				FGP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$126		510		30,774		31,917		69,123		64,826		(946,189)		(1,617,815)

Realized gain (loss) on investments		(104)		(200)		(7,457)		(15,208)		108,829		72,781		9,128,542		11,637,750

Change in unrealized gain (loss) on investments		774		484		78,390		39,246		208,695		214,793		(6,900,180)		(2,618,211)

Reinvested capital gains		225		15		83,393		43,300		183,718		9,654		33,647,826		54,276,440

Net increase (decrease) in contract owners’ equity resulting from operations		1,021		809		185,100		99,255		570,365		362,054		34,929,999		61,678,164

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		197		1,066		91,030		75,242		219,386		145,105		4,642,017		4,697,993

Transfers between subaccounts, net		-		-		-		-		-		(1)		(104,455)		(110,705)

Surrenders (notes 2, 3, 4, 5 and 6)		(14,268)		(1,328)		(174,283)		(142,786)		(800,837)		(275,851)		(22,012,208)		(23,625,559)

Adjustments to maintain reserves		3		(2)		14		(6)		31		(25)		81,212		13,757

Net equity transactions		(14,068)		(264)		(83,239)		(67,550)		(581,420)		(130,772)		(17,393,434)		(19,024,514)

Net change in contract owners’ equity		(13,047)		545		101,861		31,705		(11,055)		231,282		17,536,565		42,653,650

Contract owners’ equity at beginning of period		18,143		17,598		1,516,935		1,485,230		4,511,788		4,280,506		257,206,220		214,552,570

Contract owners’ equity at end of period		$5,096		18,143		1,618,796		1,516,935		4,500,733		4,511,788		274,742,785		257,206,220

CHANGE IN UNITS:

Beginning units		75		76		5,312		5,554		13,478		13,885		77,176		83,960

Units purchased		1		5		313		289		631		492		2,418		2,470

Units surrendered		(57)		(6)		(579)		(531)		(2,384)		(899)		(7,635)		(9,254)

Ending units		19		75		5,046		5,312		11,725		13,478		71,959		77,176

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FGS				FHIP				FIGBP				FIGBS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(43,663)		(58,495)		446,678		404,395		501,685		486,858		45,014		43,849

Realized gain (loss) on investments		306,629		495,226		(104,639)		(118,396)		(278,866)		(199,209)		(28,569)		(19,448)

Change in unrealized gain (loss) on investments		(242,675)		(198,912)		372,855		308,559		885,989		(95,345)		85,503		(11,163)

Reinvested capital gains		1,041,660		1,708,762		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,061,951		1,946,581		714,894		594,558		1,108,808		192,304		101,948		13,238

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		144,006		187,137		327,814		349,868		1,356,114		1,494,197		88,073		109,601

Transfers between subaccounts, net		1		11		43,565		4,780		133,367		(2,872)		-		-

Surrenders (notes 2, 3, 4, 5 and 6)		(710,844)		(1,095,624)		(915,464)		(750,081)		(2,419,242)		(1,495,115)		(191,102)		(77,855)

Adjustments to maintain reserves		45		(5)		(709)		(70)		35,911		(274)		7		(6)

Net equity transactions		(566,792)		(908,481)		(544,794)		(395,503)		(893,850)		(4,064)		(103,022)		31,740

Net change in contract owners’ equity		495,159		1,038,100		170,100		199,055		214,958		188,240		(1,074)		44,978

Contract owners’ equity at beginning of period		7,880,530		6,842,430		7,720,966		7,521,911		17,596,734		17,408,494		1,673,959		1,628,981

Contract owners’ equity at end of period		$8,375,689		7,880,530		7,891,066		7,720,966		17,811,692		17,596,734		1,672,885		1,673,959

CHANGE IN UNITS:

Beginning units		7,435		8,346		13,948		14,977		42,989		41,705		9,504		9,328

Units purchased		231		232		1,039		1,186		4,994		6,332		818		1,132

Units surrendered		(730)		(1,143)		(2,004)		(2,215)		(6,846)		(5,048)		(1,391)		(956)

Ending units		6,936		7,435		12,983		13,948		41,137		42,989		8,931		9,504

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FMCS				FNRS2				FOP				FOS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(32,429)		(25,909)		16,228		18,454		294,514		285,949		42,348		42,027

Realized gain (loss) on investments		186,335		259,340		70,170		171,238		1,075,421		726,709		157,086		51,868

Change in unrealized gain (loss) on investments		(248,927)		27,434		34,224		(138,290)		1,366,463		(1,026,672)		252,047		(125,651)

Reinvested capital gains		1,207,290		1,320,971		-		-		2,817,720		1,352,828		482,308		224,904

Net increase (decrease) in contract owners’ equity resulting from operations		1,112,269		1,581,836		120,622		51,402		5,554,118		1,338,814		933,789		193,148

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		951,775		303,316		73,398		100,189		1,699,976		1,153,013		160,326		193,355

Transfers between subaccounts, net		(20)		(106)		30		(21)		(78,387)		(105,416)		2		2

Surrenders (notes 2, 3, 4, 5 and 6)		(1,040,633)		(1,424,480)		(147,958)		(279,484)		(4,228,881)		(2,444,721)		(559,431)		(52,068)

Adjustments to maintain reserves		(47)		128		7		(6)		4,060		(2,058)		11		10

Net equity transactions		(88,925)		(1,121,142)		(74,523)		(179,322)		(2,603,232)		(1,399,182)		(399,092)		141,299

Net change in contract owners’ equity		1,023,344		460,694		46,099		(127,920)		2,950,886		(60,368)		534,697		334,447

Contract owners’ equity at beginning of period		10,324,111		9,863,417		1,291,377		1,419,297		29,295,250		29,355,618		4,947,471		4,613,024

Contract owners’ equity at end of period		$11,347,455		10,324,111		1,337,476		1,291,377		32,246,136		29,295,250		5,482,168		4,947,471

CHANGE IN UNITS:

Beginning units		10,010		11,034		4,988		5,658		49,413		51,111		12,809		12,441

Units purchased		429		435		407		477		2,720		4,348		573		1,069

Units surrendered		(1,011)		(1,459)		(677)		(1,147)		(7,643)		(6,046)		(1,492)		(701)

Ending units		9,428		10,010		4,718		4,988		44,490		49,413		11,890		12,809

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVSS				FTVDM2				FTVFA2				FTVGI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$4,983		4,949		(2,710)		37,647		670		688		(4,266)		(4,429)

Realized gain (loss) on investments		53,804		65,353		43,292		8,224		1,065		(101)		(32,227)		(18,903)

Change in unrealized gain (loss) on investments		9,932		(207,888)		467,112		24,058		2,077		3,603		121,968		(56,373)

Reinvested capital gains		92,051		326,252		23,898		8,924		2,272		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		160,770		188,666		531,592		78,853		6,084		4,190		85,475		(79,705)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		158,640		78,229		42,512		48,671		3,088		4,023		33,438		36,271

Transfers between subaccounts, net		-		-		-		-		-		-		-		-

Surrenders (notes 2, 3, 4, 5 and 6)		(254,306)		(176,209)		(133,989)		(78,323)		(5,643)		(5,119)		(128,867)		(41,798)

Adjustments to maintain reserves		(30)		30		22		(5)		3		(2)		9		(8)

Net equity transactions		(95,696)		(97,950)		(91,455)		(29,657)		(2,552)		(1,098)		(95,420)		(5,535)

Net change in contract owners’ equity		65,074		90,716		440,137		49,196		3,532		3,092		(9,945)		(85,240)

Contract owners’ equity at beginning of period		2,329,295		2,238,579		1,206,112		1,156,916		53,031		49,939		591,729		676,969

Contract owners’ equity at end of period		$2,394,369		2,329,295		1,646,249		1,206,112		56,563		53,031		581,784		591,729

CHANGE IN UNITS:

Beginning units		3,070		3,165		9,357		9,592		258		263		7,764		7,817

Units purchased		239		145		354		570		16		22		487		901

Units surrendered		(361)		(240)		(914)		(805)		(28)		(27)		(1,605)		(954)

Ending units		2,948		3,070		8,797		9,357		246		258		6,646		7,764

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVSVI				TIF				ACEG				MSVMV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$32,352		23,133		10,739		10,398		(10,382)		(8,929)		(381)		847

Realized gain (loss) on investments		(176,036)		(135,711)		10,599		1,528		27,385		14,795		51,793		(16,219)

Change in unrealized gain (loss) on investments		87,499		623,576		84,270		(20,230)		(4,773)		353,544		(34,135)		103,922

Reinvested capital gains		467,629		130,643		36,100		-		148,398		-		54,570		7,139

Net increase (decrease) in contract owners’ equity resulting from operations		411,444		641,641		141,708		(8,304)		160,628		359,410		71,847		95,689

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		186,833		264,552		25,570		62,020		118,279		90,634		445		3,726

Transfers between subaccounts, net		(16)		(243)		(6)		(6)		(47)		(289)		-		(2)

Surrenders (notes 2, 3, 4, 5 and 6)		(613,306)		(612,880)		(135,243)		(32,379)		(173,672)		(63,768)		(369,258)		(117,115)

Adjustments to maintain reserves		(127)		103		7		(14)		48		(26)		(12)		(2)

Net equity transactions		(426,616)		(348,468)		(109,672)		29,621		(55,392)		26,551		(368,825)		(113,393)

Net change in contract owners’ equity		(15,172)		293,173		32,036		21,317		105,236		385,961		(296,978)		(17,704)

Contract owners’ equity at beginning of period		6,128,796		5,835,623		505,231		483,914		1,436,051		1,050,090		336,191		353,895

Contract owners’ equity at end of period		$6,113,624		6,128,796		537,267		505,231		1,541,287		1,436,051		39,213		336,191

CHANGE IN UNITS:

Beginning units		8,025		8,458		689		720		2,680		2,613		220		301

Units purchased		364		418		9		24		151		319		1		3

Units surrendered		(932)		(851)		(80)		(55)		(234)		(252)		(200)		(84)

Ending units		7,457		8,025		618		689		2,597		2,680		21		220

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVAG				OVGS				OVSB				OVSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(24,630)		(23,413)		(109,188)		(108,366)		23,379		10,428		(3,626)		(9,588)

Realized gain (loss) on investments		12,465		2,418		311,504		(17,173)		(4,092)		(8,040)		24,479		14,705

Change in unrealized gain (loss) on investments		(140,331)		665,413		(910,553)		1,308,648		35,192		8,429		(54,338)		96,659

Reinvested capital gains		284,197		-		2,762,359		856,308		-		-		137,321		49,316

Net increase (decrease) in contract owners’ equity resulting from operations		131,701		644,418		2,054,122		2,039,417		54,479		10,817		103,836		151,092

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		121,131		49,643		326,513		357,028		31,637		35,960		43,309		38,959

Transfers between subaccounts, net		(1)		(5)		161		5		-		(1)		(8)		(38)

Surrenders (notes 2, 3, 4, 5 and 6)		(144,611)		(120,491)		(1,966,426)		(1,303,774)		(63,385)		(30,441)		(128,584)		(83,200)

Adjustments to maintain reserves		(105)		125		495,539		12		6		(16)		(60)		55

Net equity transactions		(23,586)		(70,728)		(1,144,213)		(946,729)		(31,742)		5,502		(85,343)		(44,224)

Net change in contract owners’ equity		108,115		573,690		909,909		1,092,688		22,737		16,319		18,493		106,868

Contract owners’ equity at beginning of period		3,356,109		2,782,419		14,758,559		13,665,871		460,895		444,576		1,388,987		1,282,119

Contract owners’ equity at end of period		$3,464,224		3,356,109		15,668,468		14,758,559		483,632		460,895		1,407,480		1,388,987

CHANGE IN UNITS:

Beginning units		19,885		20,324		24,518		26,189		4,080		4,042		1,634		1,685

Units purchased		738		366		1,588		935		253		499		83		84

Units surrendered		(882)		(805)		(3,405)		(2,606)		(512)		(461)		(179)		(135)

Ending units		19,741		19,885		22,701		24,518		3,821		4,080		1,538		1,634

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JABS				JACAS				JAGTS				JAIGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$32,842		31,978		(49,047)		(70,022)		(38,026)		(31,065)		22,558		19,860

Realized gain (loss) on investments		165,789		106,573		310,938		414,202		302,485		193,092		121,229		182,843

Change in unrealized gain (loss) on investments		123,385		250,455		(7,920)		1,319,731		448,820		946,013		687,872		(53,138)

Reinvested capital gains		97,000		-		1,384,929		596,662		503,687		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		419,016		389,006		1,638,900		2,260,573		1,216,966		1,108,040		831,659		149,565

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		265,750		296,315		332,361		202,540		499,468		808,862		154,283		270,706

Transfers between subaccounts, net		(1)		(3)		(44)		(80)		(25)		(83)		(8)		(14)

Surrenders (notes 2, 3, 4, 5 and 6)		(486,746)		(408,888)		(1,173,957)		(1,051,153)		(746,381)		(487,948)		(339,770)		(397,319)

Adjustments to maintain reserves		59		(31)		19		70		128		(30)		(78)		105

Net equity transactions		(220,938)		(112,607)		(841,621)		(848,623)		(246,810)		320,801		(185,573)		(126,522)

Net change in contract owners’ equity		198,078		276,399		797,279		1,411,950		970,156		1,428,841		646,086		23,043

Contract owners’ equity at beginning of period		3,064,459		2,788,060		10,060,240		8,648,290		4,976,534		3,547,693		3,061,795		3,038,752

Contract owners’ equity at end of period		$3,262,537		3,064,459		10,857,519		10,060,240		5,946,690		4,976,534		3,707,881		3,061,795

CHANGE IN UNITS:

Beginning units		4,425		4,675		9,264		10,120		3,238		2,972		5,784		6,159

Units purchased		434		444		334		307		350		678		331		689

Units surrendered		(770)		(694)		(980)		(1,163)		(454)		(412)		(697)		(1,064)

Ending units		4,089		4,425		8,618		9,264		3,134		3,238		5,418		5,784

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACDV2				LACI2				LACIPS				LACMV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$17,736		8,035		356		2		60,432		27,501		16,936		29,477

Realized gain (loss) on investments		16,112		19,198		539		3,456		(1,180)		29,090		30,179		2,842

Change in unrealized gain (loss) on investments		211,224		89,793		7,658		(278)		(2,475)		(45,797)		(38,404)		44,461

Reinvested capital gains		-		-		-		-		-		-		123,073		33,286

Net increase (decrease) in contract owners’ equity resulting from operations		245,072		117,026		8,553		3,180		56,777		10,794		131,784		110,066

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		119,055		1,985,839		-		112,648		50,635		1,119,249		48,633		1,779,218

Transfers between subaccounts, net		-		-		-		-		-		389		-		-

Surrenders (notes 2, 3, 4, 5 and 6)		(184,378)		(279,137)		(5,543)		(58,270)		(229,333)		(52,954)		(519,016)		(52,625)

Adjustments to maintain reserves		47		18		7		(8)		(3,525)		6,240		(21)		18

Net equity transactions		(65,276)		1,706,720		(5,536)		54,370		(182,223)		1,072,924		(470,404)		1,726,611

Net change in contract owners’ equity		179,796		1,823,746		3,017		57,550		(125,446)		1,083,718		(338,620)		1,836,677

Contract owners’ equity at beginning of period		1,823,746		-		57,550		-		1,083,718		-		1,836,677		-

Contract owners’ equity at end of period		$2,003,542		1,823,746		60,567		57,550		958,272		1,083,718		1,498,057		1,836,677

CHANGE IN UNITS:

Beginning units		16,796		-		58		-		8,950		-		17,274		-

Units purchased		1,278		19,488		-		112		658		9,776		656		17,918

Units surrendered		(1,880)		(2,692)		(5)		(54)		(1,699)		(826)		(4,911)		(644)

Ending units		16,194		16,796		53		58		7,909		8,950		13,019		17,274

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACU2				MV2IGI				MVFIC				MVIVSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(2,726)		(1,716)		(10,550)		(9,735)		27,122		27,534		12,006		9,503

Realized gain (loss) on investments		1,251		645		198,875		69,739		35,758		54,884		107,306		34,563

Change in unrealized gain (loss) on investments		16,040		67,566		(321,758)		103,901		56,951		(5,168)		255,662		(19,182)

Reinvested capital gains		39,072		4,932		321,487		262,500		223,829		217,433		96,764		81,121

Net increase (decrease) in contract owners’ equity resulting from operations		53,637		71,427		188,054		426,405		343,660		294,683		471,738		106,005

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,113		380,773		48,386		66,764		79,316		184,926		29,176		55,961

Transfers between subaccounts, net		-		-		-		7		(8)		(6)		(45,862)		20,872

Surrenders (notes 2, 3, 4, 5 and 6)		(6,222)		(4,656)		(1,491,883)		(208,757)		(319,289)		(412,565)		(478,144)		(162,299)

Adjustments to maintain reserves		2		(3)		(12)		(27)		23		(24)		(389)		254

Net equity transactions		(4,107)		376,114		(1,443,509)		(142,013)		(239,958)		(227,669)		(495,219)		(85,212)

Net change in contract owners’ equity		49,530		447,541		(1,255,455)		284,392		103,702		67,014		(23,481)		20,793

Contract owners’ equity at beginning of period		447,541		-		3,089,453		2,805,061		2,930,907		2,863,893		1,724,449		1,703,656

Contract owners’ equity at end of period		$497,071		447,541		1,833,998		3,089,453		3,034,609		2,930,907		1,700,968		1,724,449

CHANGE IN UNITS:

Beginning units		376		-		7,960		8,365		4,056		4,564		3,311		3,369

Units purchased		2		380		242		192		161		197		72		195

Units surrendered		(5)		(4)		(3,307)		(597)		(462)		(705)		(1,171)		(253)

Ending units		373		376		4,895		7,960		3,755		4,056		2,212		3,311

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MSEM				EIF4				GBF				GBF4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$7,040		4,864		154,803		167,527		17,522		13,821		253,362		206,609

Realized gain (loss) on investments		(2,217)		(1,905)		422,143		737,128		(6,942)		(4,778)		(119,984)		(161,682)

Change in unrealized gain (loss) on investments		2,174		2,099		1,952,030		(115,113)		22,629		(7,698)		344,968		(16,885)

Reinvested capital gains		-		-		697,753		657,085		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		6,997		5,058		3,226,729		1,446,627		33,209		1,345		478,346		28,042

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		410		493,179		463,721		31,138		35,039		587,264		535,358

Transfers between subaccounts, net		-		-		85,820		(20,085)		-		(1)		109,828		31,570

Surrenders (notes 2, 3, 4, 5 and 6)		(4,422)		(4,339)		(1,683,850)		(1,743,989)		(33,322)		(12,356)		(841,477)		(1,053,479)

Adjustments to maintain reserves		(2)		8		(1,847)		(45)		5		(4)		23,360		812

Net equity transactions		(4,424)		(3,921)		(1,106,698)		(1,300,398)		(2,179)		22,678		(121,025)		(485,739)

Net change in contract owners’ equity		2,573		1,137		2,120,031		146,229		31,030		24,023		357,321		(457,697)

Contract owners’ equity at beginning of period		50,723		49,586		16,067,923		15,921,694		541,813		517,790		7,647,456		8,105,153

Contract owners’ equity at end of period		$53,296		50,723		18,187,954		16,067,923		572,843		541,813		8,004,777		7,647,456

CHANGE IN UNITS:

Beginning units		121		133		24,342		26,498		3,882		3,719		16,023		16,954

Units purchased		1		2		1,166		1,501		391		487		2,575		2,600

Units surrendered		(14)		(14)		(2,810)		(3,657)		(409)		(324)		(2,693)		(3,531)

Ending units		108		121		22,698		24,342		3,864		3,882		15,905		16,023

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GEM				GIG				GVAAA2				GVABD2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,480)		11,604		3,107		11,951		(18,880)		(10,434)		(1,904)		(1,357)

Realized gain (loss) on investments		31,354		21,754		39,711		3,494		38,170		6,263		(2,530)		(7,101)

Change in unrealized gain (loss) on investments		644,142		67,929		249,111		29,629		179,725		129,078		17,351		8,477

Reinvested capital gains		-		-		31,804		-		145,308		44,964		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		674,016		101,287		323,733		45,074		344,323		169,871		12,917		19

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		142,379		116,820		1,904,540		208,827		120,500		1,138,933		151,244		14,885

Transfers between subaccounts, net		4		221		-		-		-		-		-		(1)

Surrenders (notes 2, 3, 4, 5 and 6)		(330,022)		(137,438)		(151,106)		(20,943)		(188,894)		(54,035)		(7,975)		(12,385)

Adjustments to maintain reserves		(146)		124		2		(4)		16		(8)		4		(4)

Net equity transactions		(187,785)		(20,273)		1,753,436		187,880		(68,378)		1,084,890		143,273		2,495

Net change in contract owners’ equity		486,231		81,014		2,077,169		232,954		275,945		1,254,761		156,190		2,514

Contract owners’ equity at beginning of period		1,979,157		1,898,143		624,986		392,032		2,405,209		1,150,448		195,576		193,062

Contract owners’ equity at end of period		$2,465,388		1,979,157		2,702,155		624,986		2,681,154		2,405,209		351,766		195,576

CHANGE IN UNITS:

Beginning units		5,078		5,122		3,861		2,675		7,860		4,328		1,502		1,483

Units purchased		414		647		13,342		1,346		400		3,745		1,233		355

Units surrendered		(868)		(691)		(922)		(160)		(611)		(213)		(185)		(336)

Ending units		4,624		5,078		16,281		3,861		7,649		7,860		2,550		1,502

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVAGG2				GVAGI2				GVAGR2				GVDMA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(19,175)		(18,354)		(23,161)		(12,726)		(31,420)		(22,095)		(144,689)		(145,213)

Realized gain (loss) on investments		47,964		54,242		46,050		50,895		154,146		104,345		(368,072)		(1,040,204)

Change in unrealized gain (loss) on investments		375,730		103,240		227,127		191,930		531,409		558,117		3,340,885		3,141,384

Reinvested capital gains		73,330		138,012		235,600		73,639		69,316		106,026		184,332		-

Net increase (decrease) in contract owners’ equity resulting from operations		477,849		277,140		485,616		303,738		723,451		746,393		3,012,456		1,955,967

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		39,390		57,292		158,264		1,393,411		418,640		754,348		914,133		783,187

Transfers between subaccounts, net		-		-		-		4		5		-		226		(35)

Surrenders (notes 2, 3, 4, 5 and 6)		(128,241)		(184,588)		(128,539)		(230,465)		(260,444)		(266,993)		(2,248,920)		(2,868,234)

Adjustments to maintain reserves		17		(5)		26		(15)		34		(17)		360		(48)

Net equity transactions		(88,834)		(127,301)		29,751		1,162,935		158,235		487,338		(1,334,201)		(2,085,130)

Net change in contract owners’ equity		389,015		149,839		515,367		1,466,673		881,686		1,233,731		1,678,255		(129,163)

Contract owners’ equity at beginning of period		2,390,300		2,240,461		2,862,171		1,395,498		3,791,965		2,558,234		19,065,585		19,194,748

Contract owners’ equity at end of period		$2,779,315		2,390,300		3,377,538		2,862,171		4,673,651		3,791,965		20,743,840		19,065,585

CHANGE IN UNITS:

Beginning units		5,929		6,245		7,201		4,312		5,876		5,160		46,488		51,110

Units purchased		140		207		410		3,546		636		1,308		1,964		2,550

Units surrendered		(338)		(523)		(333)		(657)		(420)		(592)		(5,014)		(7,172)

Ending units		5,731		5,929		7,278		7,201		6,092		5,876		43,438		46,488

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVDMC				GVEX4				GVIDA				GVIDC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(16,691)		(16,608)		492,487		643,490		(44,550)		(42,974)		(5,460)		(5,449)

Realized gain (loss) on investments		(27,335)		(31,106)		(4,184,411)		(227,200)		(16,903)		(73,669)		2,643		913

Change in unrealized gain (loss) on investments		283,498		165,843		40,301,036		45,155,105		988,012		763,427		61,659		27,580

Reinvested capital gains		-		-		371,058		151,893		99,641		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		239,472		118,129		36,980,170		45,723,288		1,026,200		646,784		58,842		23,044

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		81,301		77,972		5,490,513		5,668,476		172,879		193,454		80,904		39,281

Transfers between subaccounts, net		9		-		(13,729)		(4,219)		(2)		(14)		(9)		-

Surrenders (notes 2, 3, 4, 5 and 6)		(436,365)		(169,962)		(21,708,362)		(19,848,034)		(532,078)		(695,411)		(76,071)		(88,101)

Adjustments to maintain reserves		26		(25)		217,207		831		21		(29)		15		(14)

Net equity transactions		(355,029)		(92,015)		(16,014,371)		(14,182,946)		(359,180)		(502,000)		4,839		(48,834)

Net change in contract owners’ equity		(115,557)		26,114		20,965,799		31,540,342		667,020		144,784		63,681		(25,790)

Contract owners’ equity at beginning of period		2,264,832		2,238,718		229,544,473		198,004,131		5,768,924		5,624,140		720,241		746,031

Contract owners’ equity at end of period		$2,149,275		2,264,832		250,510,272		229,544,473		6,435,944		5,768,924		783,922		720,241

CHANGE IN UNITS:

Beginning units		9,001		9,183		91,597		98,825		12,344		13,413		3,665		3,896

Units purchased		392		458		3,385		3,549		411		525		481		277

Units surrendered		(1,687)		(640)		(9,553)		(10,777)		(1,118)		(1,594)		(414)		(508)

Ending units		7,706		9,001		85,429		91,597		11,637		12,344		3,732		3,665

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVIDM				HIBF				MCIF				MSBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(235,502)		(230,753)		51,038		49,830		37,094		25,146		31,652		64,590

Realized gain (loss) on investments		(830,335)		(1,117,525)		(17,809)		(23,202)		(173,682)		(51,448)		(901)		(9,139)

Change in unrealized gain (loss) on investments		5,823,167		4,218,382		16,257		29,176		96,787		513,373		48,338		50,257

Reinvested capital gains		-		-		-		-		469,257		328,195		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,757,330		2,870,104		49,486		55,804		429,456		815,266		79,089		105,708

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,403,652		1,475,057		99,246		83,218		240,714		298,411		72,608		80,454

Transfers between subaccounts, net		(44,526)		(9,338)		(1)		(3)		(4)		(30)		-		(3)

Surrenders (notes 2, 3, 4, 5 and 6)		(3,291,318)		(3,463,987)		(176,185)		(157,029)		(689,333)		(308,369)		(94,265)		(152,240)

Adjustments to maintain reserves		(22)		691		16		9		(201)		226		10		(8)

Net equity transactions		(1,932,214)		(1,997,577)		(76,924)		(73,805)		(448,824)		(9,762)		(21,647)		(71,797)

Net change in contract owners’ equity		2,825,116		872,527		(27,438)		(18,001)		(19,368)		805,504		57,442		33,911

Contract owners’ equity at beginning of period		35,973,519		35,100,992		1,054,068		1,072,069		7,200,226		6,394,722		1,179,394		1,145,483

Contract owners’ equity at end of period		$38,798,635		35,973,519		1,026,630		1,054,068		7,180,858		7,200,226		1,236,836		1,179,394

CHANGE IN UNITS:

Beginning units		66,828		70,590		3,423		3,507		8,224		8,285		4,923		5,244

Units purchased		3,815		4,461		282		333		446		454		331		402

Units surrendered		(6,819)		(8,223)		(534)		(417)		(945)		(515)		(408)		(723)

Ending units		63,824		66,828		3,171		3,423		7,725		8,224		4,846		4,923

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NDES2				NNASD2				NVAMV1				NVAMVX
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(100)		-		(47)		-		10,284		47,743		19,084		67,238

Realized gain (loss) on investments		2,679		-		2,011		-		78,293		86,480		341,331		233,037

Change in unrealized gain (loss) on investments		(403)		-		342		-		156,261		182,577		(44,786)		78,875

Reinvested capital gains		2,254		-		22		-		516,969		348,597		634,025		409,520

Net increase (decrease) in contract owners’ equity resulting from operations		4,430		-		2,328		-		761,807		665,397		949,654		788,670

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		104,917		-		33,233		-		1,225		1,327		279,757		388,683

Transfers between subaccounts, net		-		-		-		-		3		-		(6)		(68)

Surrenders (notes 2, 3, 4, 5 and 6)		(51,122)		-		(23,242)		-		(655,351)		(505,925)		(1,154,045)		(670,764)

Adjustments to maintain reserves		38,374		-		17,390		-		41		12		(104)		111

Net equity transactions		92,169		-		27,381		-		(654,082)		(504,586)		(874,398)		(282,038)

Net change in contract owners’ equity		96,599		-		29,709		-		107,725		160,811		75,256		506,632

Contract owners’ equity at beginning of period		-		-		-		-		4,781,205		4,620,394		5,815,010		5,308,378

Contract owners’ equity at end of period		$96,599		-		29,709		-		4,888,930		4,781,205		5,890,266		5,815,010

CHANGE IN UNITS:

Beginning units		-		-		-		-		8,436		9,337		28,647		30,327

Units purchased		752		-		285		-		44		77		1,360		2,286

Units surrendered		(90)		-		(48)		-		(1,192)		(978)		(5,204)		(3,966)

Ending units		662				-237		-		7,288		8,436		24,803		28,647

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCBD1				NVCCA1				NVCCN1				NVCMA1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$34,282		8,928		(518)		(485)		(22)		(22)		(3,663)		(3,205)

Realized gain (loss) on investments		(33,297)		(4,557)		49		(93)		76		54		9,586		5,089

Change in unrealized gain (loss) on investments		52,865		(2,105)		7,972		7,026		192		103		57,004		41,287

Reinvested capital gains		-		-		1,813		616		-		-		8,955		7,224

Net increase (decrease) in contract owners’ equity resulting from operations		53,850		2,266		9,316		7,064		246		135		71,882		50,395

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		614,748		29,004		1,394		1,394		386		386		43,335		39,958

Transfers between subaccounts, net		504,781		-		-		-		-		-		-		-

Surrenders (notes 2, 3, 4, 5 and 6)		(289,769)		(20,405)		(1,738)		(2,945)		(504)		(733)		(27,545)		(22,891)

Adjustments to maintain reserves		(323)		(6)		3		(1)		(4)		-		5		(3)

Net equity transactions		829,437		8,593		(341)		(1,552)		(122)		(347)		15,795		17,064

Net change in contract owners’ equity		883,287		10,859		8,975		5,512		124		(212)		87,677		67,459

Contract owners’ equity at beginning of period		349,853		338,994		65,534		60,022		3,053		3,265		445,626		378,167

Contract owners’ equity at end of period		$1,233,140		349,853		74,509		65,534		3,177		3,053		533,303		445,626

CHANGE IN UNITS:

Beginning units		2,517		2,455		267		273		19		22		1,698		1,627

Units purchased		4,731		287		7		6		3		2		165		182

Units surrendered		(1,086)		(225)		(8)		(12)		(3)		(5)		(106)		(111)

Ending units		6,162		2,517		266		267		19		19		1,757		1,698

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCMC1				NVCMD1				NVCRA1				NVCRB1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(40)		(36)		(4,293)		(3,846)		(5,037)		(4,795)		(258)		(482)

Realized gain (loss) on investments		94		70		32,443		9,321		34,299		25,592		231		6,038

Change in unrealized gain (loss) on investments		430		297		29,099		35,966		76,977		58,378		3,225		402

Reinvested capital gains		70		7		12,235		7,241		4,044		6,639		660		253

Net increase (decrease) in contract owners’ equity resulting from operations		554		338		69,484		48,682		110,283		85,814		3,858		6,211

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		592		888		83,111		110,654		14,988		19,324		1,884		1,884

Transfers between subaccounts, net		-		-		-		-		-		-		-		-

Surrenders (notes 2, 3, 4, 5 and 6)		(695)		(602)		(145,475)		(68,070)		(41,229)		(41,530)		(560)		(66,905)

Adjustments to maintain reserves		(1)		(3)		8		(5)		4		(4)		7		(1)

Net equity transactions		(104)		283		(62,356)		42,579		(26,237)		(22,210)		1,331		(65,022)

Net change in contract owners’ equity		450		621		7,128		91,261		84,046		63,604		5,189		(58,811)

Contract owners’ equity at beginning of period		5,356		4,735		549,855		458,594		637,835		574,231		32,724		91,535

Contract owners’ equity at end of period		$5,806		5,356		556,983		549,855		721,881		637,835		37,913		32,724

CHANGE IN UNITS:

Beginning units		28		27		2,415		2,222		2,279		2,350		158		480

Units purchased		4		4		356		511		267		259		13		15

Units surrendered		(4)		(3)		(602)		(318)		(354)		(330)		(7)		(337)

Ending units		28		28		2,169		2,415		2,192		2,279		164		158

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVDBL2				NVDCA2				NVIE6				NVMIVX
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(336)		(332)		(24)		(23)		1,302		5,473		245,967		1,025,037

Realized gain (loss) on investments		(215)		(609)		92		65		113,534		4,524		932,983		386,198

Change in unrealized gain (loss) on investments		5,762		3,912		359		249		(28,547)		21,405		4,887,239		(709,194)

Reinvested capital gains		-		-		51		-		18,311		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,211		2,971		478		291		104,600		31,402		6,066,189		702,041

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,543		2,543		236		236		82,449		21,244		702,077		772,793

Transfers between subaccounts, net		-		-		-		-		-		-		191,040		49,859

Surrenders (notes 2, 3, 4, 5 and 6)		(5,724)		(4,470)		(318)		(305)		(462,373)		(26,694)		(2,947,903)		(1,640,714)

Adjustments to maintain reserves		3		(1)		(3)		-		20		(5)		692		330

Net equity transactions		(3,178)		(1,928)		(85)		(69)		(379,904)		(5,455)		(2,054,094)		(817,732)

Net change in contract owners’ equity		2,033		1,043		393		222		(275,304)		25,947		4,012,095		(115,691)

Contract owners’ equity at beginning of period		44,331		43,288		3,231		3,009		323,393		297,446		18,402,430		18,518,121

Contract owners’ equity at end of period		$46,364		44,331		3,624		3,231		48,089		323,393		22,414,525		18,402,430

CHANGE IN UNITS:

Beginning units		188		196		10		11		2,114		2,145		84,734		88,365

Units purchased		10		11		1		-		505		184		4,280		7,387

Units surrendered		(23)		(19)		(1)		(1)		(2,388)		(215)		(14,056)		(11,018)

Ending units		175		188		10		10		231		2,114		74,958		84,734

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMLG1				NVMMG1				NVMMV2				NVNMO1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$285,840		5,514		(368,037)		(366,491)		8,176		13,358		(29,845)		(43,676)

Realized gain (loss) on investments		96,141		(261,810)		(2,200,449)		(1,921,991)		(172,987)		(76,440)		108,953		378,738

Change in unrealized gain (loss) on investments		(437,830)		1,484,019		4,832,802		11,171,589		(126,342)		327,960		(332,181)		(3,216,699)

Reinvested capital gains		1,217,484		644,165		590,562		-		364,371		82,472		2,393,646		6,507,549

Net increase (decrease) in contract owners’ equity resulting from operations		1,161,635		1,871,888		2,854,878		8,883,107		73,218		347,350		2,140,573		3,625,912

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		574,606		364,565		1,239,097		1,204,788		149,757		152,162		468,704		428,059

Transfers between subaccounts, net		(39)		(17)		(159,721)		(41,579)		3		(10)		28,252		(31,390)

Surrenders (notes 2, 3, 4, 5 and 6)		(786,902)		(842,853)		(4,604,843)		(4,708,574)		(440,158)		(308,369)		(1,806,187)		(2,248,455)

Adjustments to maintain reserves		44		(55)		43,698		544		(6)		-		(1,030)		841

Net equity transactions		(212,291)		(478,360)		(3,481,769)		(3,544,821)		(290,404)		(156,217)		(1,310,261)		(1,850,945)

Net change in contract owners’ equity		949,344		1,393,528		(626,891)		5,338,286		(217,186)		191,133		830,312		1,774,967

Contract owners’ equity at beginning of period		9,013,689		7,620,161		56,829,957		51,491,671		4,733,229		4,542,096		19,965,736		18,190,769

Contract owners’ equity at end of period		$9,963,033		9,013,689		56,203,066		56,829,957		4,516,043		4,733,229		20,796,048		19,965,736

CHANGE IN UNITS:

Beginning units		13,083		13,950		106,152		113,550		14,255		14,733		37,435		41,187

Units purchased		863		667		5,328		4,349		920		798		1,453		1,304

Units surrendered		(1,186)		(1,534)		(10,801)		(11,747)		(1,779)		(1,276)		(4,058)		(5,056)

Ending units		12,760		13,083		100,679		106,152		13,396		14,255		34,830		37,435

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVNSR2				NVOLG1				NVRE1				NVSTB2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$665		(1,600)		491,805		966,931		27,024		53,679		23,546		21,995

Realized gain (loss) on investments		(4,975)		(543)		7,867,184		4,841,669		78,163		53,184		(1,972)		(2,192)

Change in unrealized gain (loss) on investments		(2,805)		(14,755)		21,633,774		31,130,741		(154,095)		202,895		9,262		8,239

Reinvested capital gains		11,103		37,378		-		-		33,748		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,988		20,480		29,992,763		36,939,341		(15,160)		309,758		30,836		28,042

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		3,824		5,491		3,967,395		3,869,373		90,211		91,786		16,801		32,387

Transfers between subaccounts, net		-		-		(787,572)		(38,631)		(2)		(3)		27,011		-

Surrenders (notes 2, 3, 4, 5 and 6)		(19,537)		(7,462)		(19,111,647)		(21,810,867)		(431,611)		(242,097)		(23,601)		(49,201)

Adjustments to maintain reserves		10		(6)		36,365		3,025		(104)		125		9		(7)

Net equity transactions		(15,703)		(1,977)		(15,895,459)		(17,977,100)		(341,506)		(150,189)		20,220		(16,821)

Net change in contract owners’ equity		(11,715)		18,503		14,097,304		18,962,241		(356,666)		159,569		51,056		11,221

Contract owners’ equity at beginning of period		285,711		267,208		193,327,542		174,365,301		3,310,056		3,150,487		655,179		643,958

Contract owners’ equity at end of period		$273,996		285,711		207,424,846		193,327,542		2,953,390		3,310,056		706,235		655,179

CHANGE IN UNITS:

Beginning units		877		883		193,960		214,254		14,080		14,730		5,321		5,455

Units purchased		29		21		5,777		6,213		1,020		803		483		534

Units surrendered		(76)		(27)		(21,339)		(26,507)		(2,512)		(1,453)		(506)		(668)

Ending units		830		877		178,398		193,960		12,588		14,080		5,298		5,321

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVTIV3				SAM4				SCF4				SCGF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,405		5,689		683,309		854,697		67,858		(113,353)		(11,295)		(11,786)

Realized gain (loss) on investments		615		498		-		-		(46,876)		852		51,571		7,666

Change in unrealized gain (loss) on investments		34,185		(2,550)		-		-		369,755		1,872,182		95,033		302,599

Reinvested capital gains		-		-		20		-		1,463,945		581,096		97,383		-

Net increase (decrease) in contract owners’ equity resulting from operations		36,205		3,637		683,329		854,697		1,854,682		2,340,777		232,692		298,479

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		-		5,933,655		5,156,231		698,935		697,228		59,120		96,143

Transfers between subaccounts, net		-		-		18		133,673		101,247		8,025		1		(3)

Surrenders (notes 2, 3, 4, 5 and 6)		(1,345)		(1,440)		(6,380,990)		(7,196,802)		(1,936,217)		(2,219,108)		(366,631)		(194,662)

Adjustments to maintain reserves		5		(8)		395,363		(801)		765		113		(3)		(30)

Net equity transactions		(1,340)		(1,448)		(51,954)		(1,907,699)		(1,135,270)		(1,513,742)		(307,513)		(98,552)

Net change in contract owners’ equity		34,865		2,189		631,375		(1,053,002)		719,412		827,035		(74,821)		199,927

Contract owners’ equity at beginning of period		107,009		104,820		20,782,251		21,835,253		20,258,710		19,431,675		1,671,754		1,471,827

Contract owners’ equity at end of period		$141,874		107,009		21,413,626		20,782,251		20,978,122		20,258,710		1,596,933		1,671,754

CHANGE IN UNITS:

Beginning units		507		514		92,830		99,510		24,990		27,031		2,795		2,970

Units purchased		4		8		42,814		29,687		1,631		1,637		144		186

Units surrendered		(9)		(15)		(40,678)		(36,367)		(2,948)		(3,678)		(654)		(361)

Ending units		502		507		94,966		92,830		23,673		24,990		2,285		2,795

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCVF4				TRF4				AMCG				AMMCGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$100,739		6,016		543,904		747,841		(1,286)		(1,034)		(4,346)		(4,297)

Realized gain (loss) on investments		(919,804)		(687,981)		8,053,273		7,364,607		1,734		4,444		(18,597)		3,433

Change in unrealized gain (loss) on investments		(177,148)		1,571,657		2,109,808		4,321,166		(18,533)		21,328		(47,051)		87,845

Reinvested capital gains		1,242,189		170,249		11,960,421		5,413,747		27,847		9,296		91,951		36,362

Net increase (decrease) in contract owners’ equity resulting from operations		245,976		1,059,941		22,667,406		17,847,361		9,762		34,034		21,957		123,343

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		664,275		530,465		2,076,633		2,227,964		3,101		31,797		68,693		82,748

Transfers between subaccounts, net		(42,239)		35,010		(216,466)		(115,449)		-		-		-		(1)

Surrenders (notes 2, 3, 4, 5 and 6)		(1,522,815)		(1,795,280)		(10,579,460)		(11,573,269)		(6,272)		(23,450)		(68,737)		(139,685)

Adjustments to maintain reserves		(530)		463		248,493		(15,921)		23		(38)		12		(10)

Net equity transactions		(901,309)		(1,229,342)		(8,470,800)		(9,476,675)		(3,148)		8,309		(32)		(56,948)

Net change in contract owners’ equity		(655,333)		(169,401)		14,196,606		8,370,686		6,614		42,343		21,925		66,395

Contract owners’ equity at beginning of period		18,948,319		19,117,720		147,940,139		139,569,453		205,651		163,308		626,252		559,857

Contract owners’ equity at end of period		$18,292,986		18,948,319		162,136,745		147,940,139		212,265		205,651		648,177		626,252

CHANGE IN UNITS:

Beginning units		28,395		30,418		31,063		34,203		24		24		2,333		2,339

Units purchased		2,466		1,866		1,832		1,900		1		4		415		386

Units surrendered		(3,577)		(3,889)		(3,544)		(5,040)		(1)		(4)		(382)		(392)

Ending units		27,284		28,395		29,351		31,063		24		24		2,366		2,333

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMSRS				AMTB				WRASP				PMVFBA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(33,664)		(19,099)		220,942		239,989		1,307		2,504		1,005		1,180

Realized gain (loss) on investments		99,095		109,935		(46,542)		(48,370)		840		561		(1,261)		(5,853)

Change in unrealized gain (loss) on investments		273,135		739,078		59,212		68,626		16,070		11,415		3,454		3,146

Reinvested capital gains		329,303		235,983		-		-		16,022		8,235		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		667,869		1,065,897		233,612		260,245		34,239		22,715		3,198		(1,527)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		255,980		97,540		252,184		300,678		9,525		9,160		980		3,288

Transfers between subaccounts, net		(7)		(11)		26,068		11,949		-		-		-		-

Surrenders (notes 2, 3, 4, 5 and 6)		(269,904)		(356,808)		(517,242)		(690,813)		(8,927)		(12,787)		(4,199)		(16,213)

Adjustments to maintain reserves		26		(50)		291		(248)		5		(2)		7		(4)

Net equity transactions		(13,905)		(259,329)		(238,699)		(378,434)		603		(3,629)		(3,212)		(12,929)

Net change in contract owners’ equity		653,964		806,568		(5,087)		(118,189)		34,842		19,086		(14)		(14,456)

Contract owners’ equity at beginning of period		5,120,863		4,314,295		4,829,196		4,947,385		216,423		197,337		34,465		48,921

Contract owners’ equity at end of period		$5,774,827		5,120,863		4,824,109		4,829,196		251,265		216,423		34,451		34,465

CHANGE IN UNITS:

Beginning units		1,472		1,538		20,571		21,444		855		870		324		440

Units purchased		281		50		2,051		2,004		40		43		12		37

Units surrendered		(119)		(116)		(3,197)		(2,877)		(38)		(58)		(40)		(153)

Ending units		1,634		1,472		19,425		20,571		857		855		296		324

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVLDA				PMVTRA				PVEIB				PVGOB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,625		4,498		212		205		5,249		1,727		(5,596)		(4,830)

Realized gain (loss) on investments		(2,857)		(950)		(4)		(7)		59,515		10,746		33,723		58,360

Change in unrealized gain (loss) on investments		4,545		1,527		270		(85)		25,249		60,967		(942)		115,617

Reinvested capital gains		-		-		-		-		50,051		26,790		77,362		30,555

Net increase (decrease) in contract owners’ equity resulting from operations		5,313		5,075		478		113		140,064		100,230		104,547		199,702

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		4,221		7,062		-		-		29,460		197,557		111,468		145,086

Transfers between subaccounts, net		-		-		-		-		-		-		(12)		(10)

Surrenders (notes 2, 3, 4, 5 and 6)		(48,132)		(13,214)		(228)		(215)		(172,855)		(39,264)		(78,322)		(152,591)

Adjustments to maintain reserves		11		(9)		-		(2)		27		(18)		(1,856)		(21)

Net equity transactions		(43,900)		(6,161)		(228)		(217)		(143,368)		158,275		31,278		(7,536)

Net change in contract owners’ equity		(38,587)		(1,086)		250		(104)		(3,304)		258,505		135,825		192,166

Contract owners’ equity at beginning of period		138,415		139,501		5,903		6,007		814,956		556,451		821,093		628,927

Contract owners’ equity at end of period		$99,828		138,415		6,153		5,903		811,652		814,956		956,918		821,093

CHANGE IN UNITS:

Beginning units		1,094		1,144		5		5		3,045		2,851		1,753		1,754

Units purchased		67		73		-		-		125		449		257		409

Units surrendered		(407)		(123)		-		-		(673)		(255)		(169)		(410)

Ending units		754		1,094		5		5		2,497		3,045		1,841		1,753

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVTIGB				TRHS2				VWBF				VWEM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(255)		829		(16,292)		(21,136)		99,644		141,937		8,231		131,765

Realized gain (loss) on investments		1,762		4,908		142,685		70,546		(18,345)		(52,199)		(264,479)		(351,648)

Change in unrealized gain (loss) on investments		8,752		(4,139)		157,842		(279,174)		273,619		(43,860)		3,732,223		325,124

Reinvested capital gains		2,564		-		88,555		259,908		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		12,823		1,598		372,790		30,144		354,918		45,878		3,475,975		105,241

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		968		67,122		67,591		85,991		115,599		508,660		517,570

Transfers between subaccounts, net		-		-		-		-		(1,261)		15,965		57,687		31,643

Surrenders (notes 2, 3, 4, 5 and 6)		(5,735)		(19,163)		(766,613)		(190,259)		(335,221)		(283,030)		(1,842,693)		(985,615)

Adjustments to maintain reserves		18		(14)		18		(4)		(241)		(33)		(1,320)		594

Net equity transactions		(5,717)		(18,209)		(699,473)		(122,672)		(250,732)		(151,499)		(1,277,666)		(435,808)

Net change in contract owners’ equity		7,106		(16,611)		(326,683)		(92,528)		104,186		(105,621)		2,198,309		(330,567)

Contract owners’ equity at beginning of period		37,097		53,708		2,762,682		2,855,210		2,127,561		2,233,182		12,449,093		12,779,660

Contract owners’ equity at end of period		$44,203		37,097		2,435,999		2,762,682		2,231,747		2,127,561		14,647,402		12,449,093

CHANGE IN UNITS:

Beginning units		53		65		4,582		4,769		5,138		5,499		25,214		25,754

Units purchased		2		2		128		129		279		519		1,176		2,148

Units surrendered		(8)		(14)		(1,250)		(316)		(917)		(880)		(3,618)		(2,688)

Ending units		47		53		3,460		4,582		4,500		5,138		22,772		25,214

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VWHA				VVEI				VVHGB				VVHYB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$78,714		77,289		66,325		85,489		44,428		29,149		117,369		94,016

Realized gain (loss) on investments		213,435		69,308		61,891		98,456		(23,231)		(15,191)		(12,762)		(8,710)

Change in unrealized gain (loss) on investments		1,012,823		(276,301)		186,648		123,854		82,018		(9,694)		62,531		22,698

Reinvested capital gains		-		-		327,899		267,100		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,304,972		(129,704)		642,763		574,899		103,215		4,264		167,138		108,004

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		243,709		221,068		100,989		114,749		66,311		166,323		70,465		74,654

Transfers between subaccounts, net		(10,015)		20,870		(3)		(1)		-		(1)		-		-

Surrenders (notes 2, 3, 4, 5 and 6)		(605,813)		(458,500)		(286,000)		(689,274)		(106,214)		(7,411)		(158,146)		(46,563)

Adjustments to maintain reserves		(489)		182		1		2		7		(6)		7		(3)

Net equity transactions		(372,608)		(216,380)		(185,013)		(574,524)		(39,896)		158,905		(87,674)		28,088

Net change in contract owners’ equity		932,364		(346,084)		457,750		375		63,319		163,169		79,464		136,092

Contract owners’ equity at beginning of period		3,788,423		4,134,507		4,179,619		4,179,244		1,795,811		1,632,642		2,130,021		1,993,929

Contract owners’ equity at end of period		$4,720,787		3,788,423		4,637,369		4,179,619		1,859,130		1,795,811		2,209,485		2,130,021

CHANGE IN UNITS:

Beginning units		6,778		7,148		6,713		7,654		11,377		10,373		7,355		7,260

Units purchased		499		725		204		244		1,071		1,916		497		614

Units surrendered		(1,039)		(1,095)		(479)		(1,185)		(1,329)		(912)		(797)		(519)

Ending units		6,238		6,778		6,438		6,713		11,119		11,377		7,055		7,355

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$
	VVMCI
	2025		2024
Investment activity*:
Net investment income (loss)		$25,944		35,643
Realized gain (loss) on investments		235,359		173,955
Change in unrealized gain (loss) on investments		194,622		789,545
Reinvested capital gains		440,758		96,712

Net increase (decrease) in contract owners’ equity resulting from operations		896,683		1,095,855

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)		214,766		252,564
Transfers between subaccounts, net		(1)		-
Surrenders (notes 2, 3, 4, 5 and 6)		(719,408)		(445,616)
Adjustments to maintain reserves		17		5

Net equity transactions		(504,626)		(193,047)

Net change in contract owners’ equity		392,057		902,808
Contract owners’ equity at beginning of period		8,794,886		7,892,078

Contract owners’ equity at end of period		$9,186,943		8,794,886

CHANGE IN UNITS:
Beginning units		11,509		11,772
Units purchased		405		484
Units surrendered		(1,033)		(747)

Ending units		10,881		11,509

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Separate Account) was established by Nationwide Life Insurance Company of America (NLICA) (the Company) under the provisions of the Pennsylvania Insurance Law. On December 31, 2009, NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Nationwide NVIT AQR Large Cap Defensive Style Fund Class IV, Nationwide NVIT Government Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and Nationwide NVIT Investor Destinations Moderate Fund Class II subaccounts are the only subaccounts available with single premium and scheduled premium policies.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)*

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NOMURA INVESTMENT MANAGEMENT

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

*	At December 31, 2025, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)	7/15/2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	7/15/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)		2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

DSC	BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	12/31/2025

FAMP	Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	5/1/2025

HIBF	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	5/1/2025

MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025

NVCBD1	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	1/27/2025

NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	5/1/2025

NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	5/1/2025

NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	5/1/2025

NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	5/1/2025

NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	5/1/2025

NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	5/1/2025

NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	5/1/2025

NVMIVX	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	1/31/2025

NVNSR1	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	6/18/2025

NVNSR2	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	6/18/2025

NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025

TRF4	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class IV	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV	9/22/2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate policyholder account balances.

(g) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.60% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	3.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $458.71 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$50.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$3.25 per month - $17.50 plus $0.015 per $1,000 of face amount

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Surrender Charge - assessed through a surrender of units	The lesser of: (1) 9% - 35% of all premiums to date or, (2) during Policy Years 1-11, 9% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $3.00 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	Of an outstanding policy loan, 6.00% - 8.00% or a variable rate equal to the greater of 5.50% or the Moody’s Corp. Bond Yield Avg. - Monthly Avg. Corporates.
Other Withdrawal/Surrender Fees	$25.00 per withdrawal
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
First Year Policy Charge	$5.00 on Policy Date
Premium Processing Charge	$1.00 from each premium payment
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Accidental Death Benefit Rider Charge	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month
Survival Additional Insurance Benefit Rider	$0.00 - $93.08 per $1,000 of rider coverage amount per month

For the years ended December 31, 2025 and 2024, total front-end sales charge deductions were $1,370,305 and $1,395,361, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3)	Mortality and Expense Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For Nationwide Life Insurance Company of America Options Elite policies, this charge is referred to as the Insurance Charge.

(4)	Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5)	Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges.

Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $19,030,291 and $22,941,380, respectively, and total transfers from the Separate Account to the fixed account were $22,769,403 and $22,732,888, respectively.

(7)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$ 311,471	$ 398,586
ALVSVA	292,974	246,652
AASCO	967,310	2,154,242
SVDF	19,515	58,035

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

SVOF	35,444	27,999
WFVSCG	12,077	13,616
MLVGA2	166,422	178,392
DSC	14,017	17,953
DSIF	1,474,842	1,728,524
DVSCS	2,114,757	1,680,512
FQB	190,202	419,477
FVU2	4,219	13,172
FAMP	2,171,369	2,684,954
FEIP	8,950,664	9,662,482
FEIS	819,413	697,406
FF10S	636	14,356
FF20S	200,987	170,073
FF30S	458,289	786,900
FGP	35,831,433	20,604,442
FGS	1,168,027	736,867
FHIP	773,917	871,324
FIGBP	1,860,816	2,288,892
FIGBS	168,323	226,338
FMCS	2,009,953	923,971
FNRS2	97,211	155,514
FOP	4,377,317	3,872,376
FOS	691,482	565,929
FVSS	251,398	250,030
FTVDM2	60,955	131,245
FTVFA2	6,285	5,899
FTVGI2	21,362	121,057
FTVSVI	702,363	628,870
TIF	73,141	135,982
ACEG	270,530	187,954
MSVMV	56,416	371,041
OVAG	379,395	143,308
OVGS	3,005,192	1,991,773
OVSB	51,742	60,111
OVSC	185,393	136,980
JABS	364,471	455,625
JACAS	1,687,033	1,192,792
JAGTS	984,338	765,615
JAIGS	157,765	320,703
LACDV2	127,918	175,506
LACI2	717	5,904
LACIPS	124,146	242,412
LACMV2	196,686	527,061
LACU2	40,961	8,725
MV2IGI	375,060	1,507,619
MVFIC	322,466	311,497
MVIVSC	159,115	545,175
MSEM	7,459	4,841
EIF4	1,285,679	1,537,974
GBF	60,705	45,366
GBF4	889,947	780,969
GEM	131,027	320,145
GIG	1,935,354	146,888
GVAAA2	248,983	190,949
GVABD2	163,602	22,237

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

GVAGG2	103,919	138,614
GVAGI2	373,411	131,247
GVAGR2	575,826	379,729
GVDMA	694,682	1,989,601
GVDMC	67,951	439,698
GVEX4	3,996,814	19,364,847
GVIDA	194,046	498,156
GVIDC	70,426	71,062
GVIDM	627,028	2,794,721
HIBF	129,442	155,345
MCIF	790,101	732,373
MSBF	99,027	89,033
NDES2	107,315	51,366
NNASD2	33,288	23,323
NVAMV1	561,053	687,924
NVAMVX	885,240	1,106,425
NVCBD1	1,154,093	290,051
NVCCA1	3,164	2,213
NVCCN1	385	526
NVCMA1	51,096	30,013
NVCMC1	588	661
NVCMD1	84,582	139,004
NVCRA1	74,545	101,778
NVCRB1	3,302	1,575
NVDBL2	2,485	6,002
NVDCA2	286	341
NVIE6	104,947	465,257
NVMIVX	939,827	2,748,645
NVMLG1	2,077,851	786,862
NVMMG1	1,516,959	4,819,901
NVMMV2	596,418	514,270
NVNMO1	2,814,935	1,760,364
NVNSR2	20,582	24,526
NVOLG1	3,022,611	18,462,630
NVRE1	244,424	525,055
NVSTB2	104,969	61,212
NVTIV3	2,358	2,299
SAM4	6,350,770	6,114,758
SCF4	2,249,227	1,853,459
SCGF	148,795	370,216
SCVF4	2,330,066	1,887,917
TRF4	14,609,285	10,824,254
AMCG	30,892	7,502
AMMCGS	186,797	99,235
AMSRS	550,616	268,908
AMTB	618,328	636,376
WRASP	27,156	9,230
PMVFBA	2,285	4,498
PMVLDA	11,970	52,257
PMVTRA	248	265
PVEIB	81,331	169,425
PVGOB	187,451	82,550
PVTIGB	2,569	5,995
TRHS2	131,897	759,124
VWBF	164,199	315,046

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

VWEM	320,868	1,588,983
VWHA	215,459	508,864
VVEI	495,641	286,430
VVHGB	192,842	188,317
VVHYB	241,672	211,983
VVMCI	697,235	735,175

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(8)	Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ALVGIA
2025	0.60%	to	0.75%	3,314	$6,517.55	to	$629.97	$2,289,758	1.10%	9.81%	to	9.65%
2024	0.60%	to	0.75%	3,718	5,935.25	to	574.55	2,364,268	1.47%	12.34%	to	12.17%
2023	0.60%	to	0.75%	4,399	5,283.10	to	512.19	2,474,414	1.49%	11.36%	to	11.19%
2022	0.60%	to	0.75%	4,606	4,744.23	to	460.63	2,338,156	1.35%	-4.76%	to	-4.91%
2021	0.60%	to	0.75%	5,522	4,981.52	to	484.40	2,915,095	0.84%	27.39%	to	27.20%

ALVSVA
2025	0.60%	to	0.75%	2,540	7,350.24	to	710.45	2,095,233	0.84%	2.27%	to	2.12%
2024	0.60%	to	0.75%	2,698	7,187.03	to	695.72	2,243,687	0.87%	9.36%	to	9.19%
2023	0.60%	to	0.75%	2,857	6,572.00	to	637.14	2,172,294	0.98%	16.48%	to	16.31%
2022	0.60%	to	0.75%	3,765	5,642.15	to	547.81	2,387,293	1.08%	-16.13%	to	-16.26%
2021	0.60%	to	0.75%	4,026	6,727.48	to	654.17	3,033,102	0.80%	35.13%	to	34.93%

AASCO
2025	0.60%	to	0.75%	39,326	4,794.09	to	458.54	24,399,623	0.00%	5.28%	to	5.12%
2024	0.60%	to	0.75%	41,403	4,553.74	to	436.20	24,470,702	0.38%	7.48%	to	7.32%
2023	0.60%	to	0.75%	43,739	4,236.80	to	406.45	24,263,697	0.00%	15.80%	to	15.62%
2022	0.60%	to	0.75%	46,401	3,658.84	to	351.53	22,279,457	0.00%	-38.38%	to	-38.48%
2021	0.60%	to	0.75%	46,872	5,938.17	to	571.38	36,914,755	0.00%	-6.62%	to	-6.76%

SVDF
2025	0.60%	to	0.75%	177	3,516.52	to	338.36	620,731	0.00%	4.76%	to	4.60%
2024	0.60%	to	0.75%	189	3,356.85	to	323.48	632,301	0.00%	17.42%	to	17.25%
2023	0.60%	to	0.75%	203	2,858.78	to	275.90	576,535	0.00%	19.42%	to	19.25%
2022	0.60%	to	0.75%	218	2,393.79	to	231.37	515,358	0.00%	-38.22%	to	-38.31%
2021	0.60%	to	0.75%	250	3,874.70	to	375.07	954,675	0.00%	-5.61%	to	-5.75%

SVOF
2025	0.60%	to	0.75%	126	6,457.15	to	621.32	277,831	0.05%	6.07%	to	5.92%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.60%	to	0.75%	139	6,087.38	to	586.62	281,420	0.05%	14.36%	to	14.18%
2023	0.60%	to	0.75%	137	5,323.20	to	513.75	257,983	0.00%	25.74%	to	25.56%
2022	0.60%	to	0.75%	158	4,233.34	to	409.18	225,265	0.00%	-21.28%	to	-21.40%
2021	0.60%	to	0.75%	187	5,377.72	to	520.57	417,397	0.04%	24.03%	to	23.85%

WFVSCG
2025	0.75%			237	561.15			132,904	0.00%	8.44%
2024	0.75%			252	517.48			130,271	0.00%	17.81%
2023	0.75%			281	439.25			123,438	0.00%	3.33%
2022	0.75%			346	425.09			147,082	0.00%	-34.91%
2021	0.75%			401	653.10			261,892	0.00%	6.84%

MLVGA2
2025	0.75%			4,655	297.03			1,382,704	3.20%	18.64%
2024	0.75%			5,187	250.37			1,298,605	1.17%	8.27%
2023	0.75%			5,775	231.25			1,335,447	2.12%	11.76%
2022	0.75%			5,800	206.92			1,200,141	0.00%	-16.61%
2021	0.75%			6,658	248.15			1,652,176	0.78%	5.75%

DSC
2025	0.60%	to	0.75%	1,163	4,110.91	to	397.35	480,108	0.65%	10.32%	to	10.16%
2024	0.60%	to	0.75%	1,172	3,726.28	to	360.71	439,112	0.68%	3.99%	to	3.83%
2023	0.60%	to	0.75%	1,170	3,583.38	to	347.40	422,167	0.33%	8.63%	to	8.47%
2022	0.60%	to	0.75%	1,226	3,298.70	to	320.28	410,948	0.00%	-17.12%	to	-17.24%
2021	0.60%	to	0.75%	1,293	3,980.00	to	387.01	529,418	0.14%	15.76%	to	15.59%

DSIF
2025	0.60%	to	0.75%	19,503	9,513.34	to	919.53	18,627,211	1.03%	16.83%	to	16.65%
2024	0.60%	to	0.75%	21,035	8,142.99	to	788.26	17,205,826	1.17%	23.91%	to	23.73%
2023	0.60%	to	0.75%	21,883	6,571.60	to	637.11	14,462,467	1.43%	25.18%	to	24.99%
2022	0.60%	to	0.75%	23,387	5,249.83	to	509.72	12,357,214	1.34%	-18.81%	to	-18.93%
2021	0.60%	to	0.75%	23,974	6,465.77	to	628.72	15,622,396	1.14%	27.64%	to	27.45%

DVSCS
2025	0.60%	to	0.75%	19,105	7,691.81	to	737.26	14,573,611	1.30%	4.73%	to	4.57%
2024	0.60%	to	0.75%	20,015	7,344.76	to	705.05	14,980,173	1.11%	7.31%	to	7.15%
2023	0.60%	to	0.75%	20,169	6,844.48	to	658.02	14,041,616	1.06%	14.70%	to	14.53%
2022	0.60%	to	0.75%	21,058	5,967.37	to	574.55	12,892,070	0.92%	-17.15%	to	-17.27%
2021	0.60%	to	0.75%	21,588	7,202.37	to	694.50	15,997,325	0.67%	25.39%	to	25.20%

FQB
2025	0.60%	to	0.75%	8,987	1,953.96	to	195.36	2,053,028	3.55%	6.44%	to	6.28%
2024	0.60%	to	0.75%	9,881	1,835.68	to	183.81	2,215,224	2.79%	3.26%	to	3.11%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.60%	to	0.75%	9,920	1,777.70	to	178.27	1,917,228	2.63%	5.50%	to	5.35%
2022	0.60%	to	0.75%	10,292	1,684.97	to	169.23	1,889,954	2.61%	-9.82%	to	-9.95%
2021	0.60%	to	0.75%	11,358	1,868.41	to	187.93	2,335,620	2.48%	-1.99%	to	-2.13%

FVU2
2025	0.65%	to	0.75%	338	144.75	to	143.69	48,673	2.98%	6.34%	to	6.24%
2024	0.65%	to	0.75%	418	136.12	to	135.25	56,543	2.16%	14.80%	to	14.69%
2023	0.65%	to	0.75%	416	118.57	to	117.93	49,100	2.05%	7.98%	to	7.87%
2022	0.65%	to	0.75%	534	109.80	to	109.32	58,533	1.86%	-14.31%	to	-14.40%
2021	0.65%	to	0.75%	536	128.14	to	127.71	68,370	1.78%	17.74%	to	17.63%

FAMP
2025	0.60%	to	0.75%	23,134	6,682.75	to	636.56	24,749,982	2.49%	14.30%	to	14.13%
2024	0.60%	to	0.75%	25,323	5,846.86	to	557.77	23,605,389	2.39%	7.84%	to	7.68%
2023	0.60%	to	0.75%	26,999	5,421.57	to	517.98	23,351,566	2.34%	12.27%	to	12.10%
2022	0.60%	to	0.75%	28,560	4,829.04	to	462.06	22,005,700	2.02%	-15.44%	to	-15.57%
2021	0.60%	to	0.75%	31,466	5,711.04	to	547.27	28,289,649	1.60%	9.26%	to	9.10%

FEIP
2025	0.60%	to	0.75%	49,500	14,223.18	to	1,354.81	102,623,634	1.80%	18.31%	to	18.13%
2024	0.60%	to	0.75%	53,677	12,022.16	to	1,146.87	92,849,727	1.77%	14.65%	to	14.48%
2023	0.60%	to	0.75%	57,553	10,485.58	to	1,001.80	86,341,456	1.92%	9.99%	to	9.82%
2022	0.60%	to	0.75%	60,710	9,533.40	to	912.19	83,011,804	1.86%	-5.53%	to	-5.67%
2021	0.60%	to	0.75%	66,855	10,090.96	to	966.98	97,473,979	1.90%	24.15%	to	23.96%

FEIS
2025	0.75%			16,054	603.18			9,683,570	1.74%	18.03%
2024	0.75%			16,931	511.04			8,652,446	1.69%	14.38%
2023	0.75%			17,636	446.79			7,879,758	1.84%	9.71%
2022	0.75%			17,949	407.24			7,309,623	1.82%	-5.80%
2021	0.75%			19,319	432.30			8,351,574	1.81%	23.90%

FF10S
2025	0.75%			19	262.70			5,096	1.82%	9.62%
2024	0.65%	to	0.75%	75	244.41	to	239.65	18,143	3.48%	4.58%	to	4.47%
2023	0.65%	to	0.75%	76	233.71	to	229.39	17,598	3.61%	8.57%	to	8.46%
2022	0.65%	to	0.75%	206	215.27	to	211.50	43,795	2.03%	-14.13%	to	-14.21%
2021	0.65%	to	0.75%	207	250.67	to	246.53	51,531	0.94%	5.11%	to	5.00%

FF20S
2025	0.65%	to	0.75%	5,046	324.46	to	317.82	1,618,796	2.65%	12.45%	to	12.34%
2024	0.65%	to	0.75%	5,312	288.54	to	282.92	1,516,935	2.80%	6.85%	to	6.74%
2023	0.65%	to	0.75%	5,554	270.04	to	265.05	1,485,230	3.21%	11.61%	to	11.50%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.65%	to	0.75%	7,039	241.95	to	237.71	1,689,414	2.00%	-16.37%	to	-16.46%
2021	0.65%	to	0.75%	7,515	289.32	to	284.54	2,157,023	0.96%	8.76%	to	8.65%

FF30S
2025	0.65%	to	0.75%	11,725	389.17	to	381.21	4,500,733	2.37%	14.58%	to	14.47%
2024	0.65%	to	0.75%	13,478	339.65	to	333.03	4,511,788	2.18%	8.63%	to	8.52%
2023	0.65%	to	0.75%	13,885	312.66	to	306.88	4,280,506	2.41%	13.82%	to	13.70%
2022	0.65%	to	0.75%	14,282	274.71	to	269.90	3,870,829	1.87%	-17.48%	to	-17.56%
2021	0.65%	to	0.75%	15,228	332.91	to	327.41	5,004,101	0.94%	11.51%	to	11.40%

FGP
2025	0.60%	to	0.75%	71,959	25,664.65	to	2,444.65	274,742,785	0.29%	14.21%	to	14.04%
2024	0.60%	to	0.75%	77,176	22,471.11	to	2,143.66	257,206,220	0.00%	29.61%	to	29.41%
2023	0.60%	to	0.75%	83,960	17,338.02	to	1,656.48	214,552,570	0.13%	35.42%	to	35.22%
2022	0.60%	to	0.75%	91,417	12,802.72	to	1,225.01	170,185,913	0.62%	-24.91%	to	-25.02%
2021	0.60%	to	0.75%	96,553	17,049.30	to	1,633.78	242,706,019	0.00%	22.48%	to	22.29%

FGS
2025	0.75%			6,936	1,207.52			8,375,689	0.20%	13.92%
2024	0.75%			7,435	1,059.96			7,880,530	0.00%	29.29%
2023	0.75%			8,346	819.85			6,842,430	0.04%	35.08%
2022	0.75%			9,114	606.93			5,531,534	0.51%	-25.09%
2021	0.75%			9,346	810.17			7,571,856	0.00%	22.16%

FHIP
2025	0.60%	to	0.75%	12,983	4,299.34	to	397.29	7,891,066	6.43%	9.70%	to	9.54%
2024	0.60%	to	0.75%	13,948	3,919.11	to	362.70	7,720,966	6.04%	8.32%	to	8.15%
2023	0.60%	to	0.75%	14,977	3,618.20	to	335.36	7,521,911	5.60%	9.82%	to	9.65%
2022	0.60%	to	0.75%	15,833	3,294.74	to	305.83	7,278,093	4.92%	-11.90%	to	-12.04%
2021	0.60%	to	0.75%	17,210	3,739.94	to	347.68	9,071,314	5.30%	3.79%	to	3.63%

FIGBP
2025	0.60%	to	0.75%	41,137	3,544.27	to	337.99	17,811,692	3.53%	6.58%	to	6.42%
2024	0.60%	to	0.75%	42,989	3,325.36	to	317.59	17,596,734	3.47%	1.18%	to	1.02%
2023	0.60%	to	0.75%	41,705	3,286.67	to	314.37	17,408,494	2.57%	5.57%	to	5.41%
2022	0.60%	to	0.75%	42,302	3,113.28	to	298.23	16,976,314	2.19%	-13.48%	to	-13.61%
2021	0.60%	to	0.75%	46,044	3,598.33	to	345.21	21,287,056	2.02%	-1.20%	to	-1.35%

FIGBS
2025	0.75%			8,931	187.30			1,672,885	3.49%	6.34%
2024	0.75%			9,504	176.13			1,673,959	3.50%	0.86%
2023	0.75%			9,328	174.63			1,628,981	2.54%	5.33%
2022	0.75%			9,227	165.79			1,529,786	2.23%	-13.67%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.75%			9,651	192.06			1,853,541	1.96%	-1.47%

FMCS
2025	0.60%	to	0.75%	9,428	10,150.35	to	981.10	11,347,455	0.39%	10.99%	to	10.83%
2024	0.60%	to	0.75%	10,010	9,144.88	to	885.24	10,324,111	0.46%	16.65%	to	16.47%
2023	0.60%	to	0.75%	11,034	7,839.73	to	760.05	9,863,417	0.50%	14.32%	to	14.15%
2022	0.60%	to	0.75%	11,737	6,857.85	to	665.85	9,392,807	0.40%	-15.36%	to	-15.49%
2021	0.60%	to	0.75%	12,288	8,102.67	to	787.89	11,654,714	0.51%	24.75%	to	24.57%

FNRS2
2025	0.65%	to	0.75%	4,718	287.66	to	281.77	1,337,476	1.96%	9.63%	to	9.52%
2024	0.65%	to	0.75%	4,988	262.40	to	257.29	1,291,377	2.03%	3.34%	to	3.24%
2023	0.65%	to	0.75%	5,658	253.91	to	249.21	1,419,297	2.48%	0.05%	to	-0.05%
2022	0.65%	to	0.75%	6,003	253.78	to	249.34	1,507,338	2.37%	61.82%	to	61.65%
2021	0.65%	to	0.75%	5,039	156.84	to	154.24	782,162	2.27%	53.83%	to	53.67%

FOP
2025	0.60%	to	0.75%	44,490	5,199.71	to	495.85	32,246,136	1.60%	19.67%	to	19.49%
2024	0.60%	to	0.75%	49,413	4,345.01	to	414.97	29,295,250	1.61%	4.42%	to	4.26%
2023	0.60%	to	0.75%	51,111	4,161.05	to	398.00	29,355,618	1.04%	19.79%	to	19.61%
2022	0.60%	to	0.75%	54,687	3,473.70	to	332.75	26,201,934	1.06%	-24.94%	to	-25.05%
2021	0.60%	to	0.75%	57,517	4,627.62	to	443.95	36,802,700	0.52%	18.98%	to	18.80%

FOS
2025	0.75%			11,890	461.09			5,482,168	1.53%	19.38%
2024	0.75%			12,809	386.24			4,947,471	1.61%	4.17%
2023	0.75%			12,441	370.79			4,613,024	0.96%	19.51%
2022	0.75%			12,894	310.26			4,000,441	1.00%	-25.15%
2021	0.75%			12,614	414.49			5,228,317	0.45%	18.68%

FVSS
2025	0.60%	to	0.75%	2,948	7,859.93	to	759.72	2,394,369	0.94%	7.26%	to	7.10%
2024	0.60%	to	0.75%	3,070	7,327.59	to	709.33	2,329,295	0.93%	8.61%	to	8.45%
2023	0.60%	to	0.75%	3,165	6,746.40	to	654.05	2,238,579	1.02%	20.05%	to	19.87%
2022	0.60%	to	0.75%	3,812	5,619.53	to	545.62	2,221,577	1.02%	-7.75%	to	-7.89%
2021	0.60%	to	0.75%	4,012	6,091.54	to	592.33	2,535,561	1.43%	32.68%	to	32.48%

FTVDM2
2025	0.65%	to	0.75%	8,797	188.94	to	186.75	1,646,249	0.54%	45.32%	to	45.18%
2024	0.65%	to	0.75%	9,357	130.02	to	128.64	1,206,112	3.87%	6.97%	to	6.86%
2023	0.65%	to	0.75%	9,592	121.55	to	120.38	1,156,916	2.05%	11.89%	to	11.78%
2022	0.65%	to	0.75%	9,431	108.63	to	107.69	1,017,409	2.63%	-22.49%	to	-22.57%
2021	0.65%	to	0.75%	7,506	140.14	to	139.07	1,046,018	0.86%	-6.35%	to	-6.44%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FTVFA2
2025	0.75%			246	230.04			56,563	1.97%	11.76%
2024	0.75%			258	205.83			53,031	2.06%	8.33%
2023	0.75%			263	190.01			49,939	1.47%	13.76%
2022	0.75%			268	167.03			44,763	1.42%	-16.63%
2021	0.75%			434	200.34			86,945	1.75%	10.85%

FTVGI2
2025	0.65%	to	0.75%	6,646	88.11	to	87.08	581,784	0.00%	14.98%	to	14.86%
2024	0.65%	to	0.75%	7,764	76.63	to	75.81	591,729	0.00%	-11.95%	to	-12.04%
2023	0.65%	to	0.75%	7,817	87.03	to	86.19	676,969	0.00%	2.22%	to	2.12%
2022	0.65%	to	0.75%	8,315	85.14	to	84.40	704,802	0.00%	-5.57%	to	-5.66%
2021	0.65%	to	0.75%	9,724	90.15	to	89.47	873,321	0.00%	-5.61%	to	-5.70%

FTVSVI
2025	0.60%	to	0.75%	7,457	7,742.85	to	748.40	6,113,624	1.26%	7.26%	to	7.10%
2024	0.60%	to	0.75%	8,025	7,218.87	to	698.80	6,128,796	1.10%	11.34%	to	11.17%
2023	0.60%	to	0.75%	8,458	6,483.73	to	628.58	5,835,623	0.74%	12.35%	to	12.18%
2022	0.60%	to	0.75%	9,166	5,771.17	to	560.34	5,664,419	1.23%	-10.35%	to	-10.49%
2021	0.60%	to	0.75%	9,554	6,437.78	to	626.00	6,615,820	1.15%	24.92%	to	24.73%

TIF
2025	0.60%	to	0.75%	618	3,747.35	to	362.21	537,267	2.51%	28.73%	to	28.54%
2024	0.60%	to	0.75%	689	2,910.98	to	281.79	505,231	2.67%	-1.39%	to	-1.54%
2023	0.60%	to	0.75%	720	2,952.06	to	286.20	483,914	3.37%	20.37%	to	20.19%
2022	0.60%	to	0.75%	773	2,452.48	to	238.12	426,595	3.35%	-7.94%	to	-8.08%
2021	0.60%	to	0.75%	844	2,663.98	to	259.04	506,097	2.12%	3.81%	to	3.66%

ACEG
2025	0.60%	to	0.75%	2,597	5,731.47	to	561.51	1,541,287	0.00%	11.00%	to	10.83%
2024	0.60%	to	0.75%	2,680	5,163.66	to	506.64	1,436,051	0.00%	34.08%	to	33.88%
2023	0.60%	to	0.75%	2,613	3,851.25	to	378.44	1,050,090	0.00%	40.09%	to	39.88%
2022	0.60%	to	0.75%	2,084	2,749.21	to	270.55	607,685	0.00%	-31.52%	to	-31.63%
2021	0.60%	to	0.75%	2,235	4,014.89	to	395.70	952,333	0.00%	11.26%	to	11.09%

MSVMV
2025	0.60%			21	1,834.10			39,213	0.48%	20.28%
2024	0.60%			220	1,524.88			336,191	0.83%	29.63%
2023	0.60%			301	1,176.36			353,895	0.66%	14.91%
2022	0.60%			305	1,023.72			312,235	0.79%	-3.19%
2021	0.60%			353	1,057.50			373,298	0.44%	5.75%			*****

OVAG

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.60%	to	0.75%	19,741	1,735.21	to	172.05	3,464,224	0.00%	4.16%	to	4.01%
2024	0.60%	to	0.75%	19,885	1,665.87	to	165.42	3,356,109	0.00%	23.48%	to	23.30%
2023	0.60%	to	0.75%	20,324	1,349.05	to	134.17	2,782,419	0.00%	12.48%	to	12.31%
2022	0.60%	to	0.75%	20,824	1,199.41	to	119.46	2,540,040	0.00%	-31.39%	to	-31.50%
2021	0.60%	to	0.75%	21,401	1,748.26	to	174.39	3,813,173	0.00%	18.39%	to	18.21%

OVGS
2025	0.60%	to	0.75%	22,701	6,850.16	to	661.12	15,668,468	0.00%	14.63%	to	14.46%
2024	0.60%	to	0.75%	24,518	5,975.74	to	577.59	14,758,559	0.00%	15.37%	to	15.19%
2023	0.60%	to	0.75%	26,189	5,179.69	to	501.40	13,665,871	0.23%	33.93%	to	33.73%
2022	0.60%	to	0.75%	28,652	3,867.41	to	374.93	11,191,415	0.00%	-32.17%	to	-32.27%
2021	0.60%	to	0.75%	27,816	5,701.86	to	553.61	16,121,142	0.00%	14.80%	to	14.63%

OVSB
2025	0.60%	to	0.75%	3,821	1,270.66	to	124.58	483,632	5.67%	12.31%	to	12.14%
2024	0.60%	to	0.75%	4,080	1,131.41	to	111.09	460,895	3.08%	2.54%	to	2.39%
2023	0.60%	to	0.75%	4,042	1,103.38	to	108.50	444,576	0.00%	8.23%	to	8.07%
2022	0.60%	to	0.75%	4,310	1,019.44	to	100.40	439,530	0.00%	-11.99%	to	-12.12%
2021	0.60%	to	0.75%	4,458	1,158.32	to	114.25	517,148	4.65%	-3.99%	to	-4.13%

OVSC
2025	0.60%	to	0.75%	1,538	8,909.45	to	861.16	1,407,480	0.44%	8.05%	to	7.89%
2024	0.60%	to	0.75%	1,634	8,245.70	to	798.20	1,388,987	0.00%	12.01%	to	11.84%
2023	0.60%	to	0.75%	1,685	7,361.78	to	713.71	1,282,119	1.16%	17.42%	to	17.25%
2022	0.60%	to	0.75%	1,788	6,269.38	to	608.71	1,164,228	0.53%	-16.34%	to	-16.46%
2021	0.60%	to	0.75%	1,863	7,493.58	to	728.67	1,455,831	0.38%	21.82%	to	21.64%

JABS
2025	0.60%	to	0.75%	4,089	5,969.16	to	576.96	3,262,537	1.70%	14.13%	to	13.96%
2024	0.60%	to	0.75%	4,425	5,229.92	to	506.27	3,064,459	1.76%	14.45%	to	14.28%
2023	0.60%	to	0.75%	4,675	4,569.44	to	443.00	2,788,060	1.77%	14.45%	to	14.28%
2022	0.60%	to	0.75%	5,347	3,992.61	to	387.66	2,745,374	0.94%	-17.12%	to	-17.24%
2021	0.60%	to	0.75%	5,865	4,817.08	to	468.41	3,794,178	0.67%	16.21%	to	16.04%

JACAS
2025	0.60%	to	0.75%	8,618	12,700.63	to	1,225.76	10,857,519	0.26%	17.16%	to	16.98%
2024	0.60%	to	0.75%	9,264	10,840.78	to	1,047.83	10,060,240	0.01%	27.37%	to	27.18%
2023	0.60%	to	0.75%	10,120	8,511.42	to	823.93	8,648,290	0.13%	38.82%	to	38.61%
2022	0.60%	to	0.75%	10,825	6,131.26	to	594.41	6,735,004	0.05%	-34.12%	to	-34.22%
2021	0.60%	to	0.75%	11,398	9,307.31	to	903.67	10,782,676	0.00%	21.87%	to	21.68%

JAGTS
2025	0.60%	to	0.75%	3,134	16,841.12	to	1,625.37	5,946,690	0.00%	24.10%	to	23.91%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.60%	to	0.75%	3,238	13,571.12	to	1,311.74	4,976,534	0.00%	30.96%	to	30.77%
2023	0.60%	to	0.75%	2,972	10,362.49	to	1,003.11	3,547,693	0.00%	53.36%	to	53.13%
2022	0.60%	to	0.75%	2,984	6,757.14	to	655.09	2,422,151	0.00%	-37.50%	to	-37.59%
2021	0.60%	to	0.75%	3,438	10,811.32	to	1,049.70	4,533,915	0.11%	17.04%	to	16.87%

JAIGS
2025	0.60%	to	0.75%	5,418	4,745.02	to	457.95	3,707,881	1.34%	27.81%	to	27.62%
2024	0.60%	to	0.75%	5,784	3,712.56	to	358.84	3,061,795	1.30%	4.94%	to	4.78%
2023	0.60%	to	0.75%	6,159	3,537.71	to	342.46	3,038,752	1.43%	9.92%	to	9.76%
2022	0.60%	to	0.75%	6,815	3,218.31	to	312.00	2,936,524	1.62%	-9.38%	to	-9.52%
2021	0.60%	to	0.75%	8,783	3,551.45	to	344.82	4,032,459	1.07%	12.61%	to	12.44%

LACDV2
2025	0.60%	to	0.75%	16,194	1,211.90	to	120.89	2,003,542	1.70%	14.17%	to	14.00%
2024	0.60%	to	0.75%	16,796	1,061.48	to	106.04	1,823,746	0.92%	6.15%	to	6.04%	*****

LACI2
2025	0.60%			53	1,150.81			60,567	1.19%	15.29%
2024	0.60%			58	998.17			57,550	0.41%	-0.18%			*****

LACIPS
2025	0.60%	to	0.75%	7,909	1,087.35	to	108.46	958,272	6.72%	5.70%	to	5.54%
2024	0.60%	to	0.75%	8,950	1,028.76	to	102.77	1,083,718	3.92%	2.88%	to	2.77%	*****

LACMV2
2025	0.65%	to	0.75%	13,019	115.17	to	114.98	1,498,057	1.79%	8.29%	to	8.18%
2024	0.65%	to	0.75%	17,274	106.36	to	106.29	1,836,677	2.10%	6.36%	to	6.29%	*****

LACU2
2025	0.60%			373	1,334.06			497,071	0.00%	12.17%
2024	0.60%			376	1,189.34			447,541	0.00%	18.93%			*****

MV2IGI
2025	0.60%	to	0.75%	4,895	3,507.97	to	345.18	1,833,998	0.25%	9.24%	to	9.08%
2024	0.60%	to	0.75%	7,960	3,211.16	to	316.45	3,089,453	0.35%	15.57%	to	15.39%
2023	0.60%	to	0.75%	8,365	2,778.62	to	274.24	2,805,061	0.30%	23.27%	to	23.08%
2022	0.60%	to	0.75%	10,011	2,254.15	to	222.81	2,646,593	0.10%	-19.74%	to	-19.86%
2021	0.60%	to	0.75%	10,236	2,808.57	to	278.02	3,362,544	0.25%	25.22%	to	25.03%

MVFIC
2025	0.60%	to	0.75%	3,755	7,181.80	to	694.17	3,034,609	1.61%	12.34%	to	12.17%
2024	0.60%	to	0.75%	4,056	6,393.08	to	618.86	2,930,907	1.65%	10.94%	to	10.77%
2023	0.60%	to	0.75%	4,564	5,762.59	to	558.67	2,863,893	1.61%	7.29%	to	7.13%
2022	0.60%	to	0.75%	5,245	5,371.13	to	521.50	3,034,972	1.37%	-6.47%	to	-6.61%
2021	0.60%	to	0.75%	5,783	5,742.65	to	558.41	3,606,028	1.35%	24.70%	to	24.52%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

MVIVSC
2025	0.60%	to	0.75%	2,212	3,887.68	to	379.74	1,700,968	1.34%	32.17%	to	31.97%
2024	0.60%	to	0.75%	3,311	2,941.46	to	287.75	1,724,449	1.16%	6.32%	to	6.16%
2023	0.60%	to	0.75%	3,369	2,766.55	to	271.05	1,703,656	0.48%	16.67%	to	16.49%
2022	0.60%	to	0.75%	3,442	2,371.31	to	232.67	1,510,533	0.49%	-24.21%	to	-24.32%
2021	0.60%	to	0.75%	3,586	3,128.71	to	307.45	2,215,781	0.14%	9.62%	to	9.45%

MSEM
2025	0.60%	to	0.75%	108	3,218.02	to	311.04	53,296	14.39%	14.64%	to	14.47%
2024	0.60%	to	0.75%	121	2,807.07	to	271.73	50,723	10.24%	10.56%	to	10.39%
2023	0.60%	to	0.75%	133	2,538.95	to	246.15	49,586	9.67%	11.17%	to	11.00%
2022	0.60%	to	0.75%	210	2,283.82	to	221.74	61,661	7.48%	-19.22%	to	-19.34%
2021	0.60%	to	0.75%	232	2,827.30	to	274.92	85,004	5.07%	-2.61%	to	-2.76%

EIF4
2025	0.60%	to	0.75%	22,698	5,942.46	to	570.09	18,187,954	1.59%	20.70%	to	20.52%
2024	0.60%	to	0.75%	24,342	4,923.37	to	473.03	16,067,923	1.69%	9.13%	to	8.97%
2023	0.60%	to	0.75%	26,498	4,511.29	to	434.10	15,921,694	1.86%	11.37%	to	11.20%
2022	0.60%	to	0.75%	28,232	4,050.80	to	390.37	15,143,889	1.48%	-4.56%	to	-4.70%
2021	0.60%	to	0.75%	30,700	4,244.42	to	409.64	16,921,627	1.27%	19.56%	to	19.38%

GBF
2025	0.75%			3,864	148.24			572,843	3.92%	6.20%
2024	0.75%			3,882	139.58			541,813	3.40%	0.27%
2023	0.75%			3,719	139.21			517,790	2.65%	3.92%
2022	0.75%			3,755	133.96			503,017	2.03%	-13.20%
2021	0.75%			3,888	154.34			600,068	1.68%	-2.81%

GBF4
2025	0.00%	to	0.75%	15,905	7,718.85	to	302.32	8,004,777	3.94%	7.13%	to	6.33%
2024	0.00%	to	0.75%	16,023	7,205.07	to	284.32	7,647,456	3.29%	1.03%	to	0.27%
2023	0.00%	to	0.75%	16,954	7,131.63	to	283.55	8,105,153	2.69%	4.71%	to	3.92%
2022	0.00%	to	0.75%	17,560	6,811.16	to	272.84	8,144,504	1.98%	-12.56%	to	-13.22%
2021	0.00%	to	0.75%	19,887	7,789.89	to	314.40	10,325,301	1.65%	-2.08%	to	-2.81%

GEM
2025	0.60%	to	0.75%	4,624	4,823.03	to	466.18	2,465,388	0.65%	35.34%	to	35.13%
2024	0.60%	to	0.75%	5,078	3,563.75	to	344.98	1,979,157	1.32%	5.64%	to	5.48%
2023	0.60%	to	0.75%	5,122	3,373.36	to	327.04	1,898,143	1.66%	3.54%	to	3.39%
2022	0.60%	to	0.75%	5,798	3,257.98	to	316.33	2,059,870	0.90%	-25.20%	to	-25.31%
2021	0.60%	to	0.75%	5,912	4,355.33	to	423.51	2,809,373	0.92%	-7.83%	to	-7.97%

GIG

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.65%	to	0.75%	16,281	104.86	to	223.80	2,702,155	1.03%	4.86%	to	38.25%
2024	0.75%			3,861	161.88			624,986	3.10%	10.47%
2023	0.75%			2,675	146.54			392,032	3.13%	20.80%
2022	0.75%			1,313	121.31			159,285	3.82%	-14.76%
2021	0.75%			1,386	142.33			197,264	2.59%	11.82%

GVAAA2
2025	0.75%			7,649	350.53			2,681,154	0.00%	14.55%
2024	0.75%			7,860	306.01			2,405,209	0.00%	15.12%
2023	0.75%			4,328	265.81			1,150,448	0.00%	12.99%
2022	0.75%			4,452	235.25			1,047,320	0.00%	-14.39%
2021	0.75%			4,674	274.78			1,284,325	1.12%	13.85%

GVABD2
2025	0.75%			2,550	137.96			351,766	0.00%	5.93%
2024	0.75%			1,502	130.24			195,576	0.00%	0.07%
2023	0.75%			1,483	130.15			193,062	0.00%	3.72%
2022	0.75%			1,404	125.48			176,172	0.00%	-13.45%
2021	0.75%			1,402	144.99			203,270	1.93%	-1.46%

GVAGG2
2025	0.75%			5,731	485.00			2,779,315	0.00%	20.30%
2024	0.75%			5,929	403.15			2,390,300	0.00%	12.38%
2023	0.75%			6,245	358.75			2,240,461	0.00%	21.23%
2022	0.75%			6,366	295.92			1,883,800	0.00%	-25.61%
2021	0.75%			6,831	397.81			2,717,439	0.00%	15.14%

GVAGI2
2025	0.75%			7,278	464.09			3,377,538	0.00%	16.76%
2024	0.75%			7,201	397.47			2,862,171	0.00%	22.83%
2023	0.75%			4,312	323.61			1,395,498	0.00%	24.75%
2022	0.75%			4,147	259.41			1,075,787	0.00%	-17.44%
2021	0.75%			4,277	314.20			1,343,838	1.06%	22.72%

GVAGR2
2025	0.75%			6,092	767.23			4,673,651	0.00%	18.88%
2024	0.75%			5,876	645.37			3,791,965	0.00%	30.16%
2023	0.75%			5,160	495.81			2,558,234	0.00%	36.93%
2022	0.75%			5,763	362.10			2,086,798	0.00%	-30.74%
2021	0.75%			5,722	522.79			2,991,431	0.00%	20.63%

GVDMA
2025	0.60%	to	0.75%	43,438	4,907.69	to	471.95	20,743,840	0.00%	16.67%	to	16.50%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.60%	to	0.75%	46,488	4,206.30	to	405.11	19,065,585	0.00%	10.54%	to	10.37%
2023	0.60%	to	0.75%	51,110	3,805.23	to	367.03	19,194,748	0.00%	17.23%	to	17.05%
2022	0.60%	to	0.75%	57,832	3,246.09	to	313.57	18,656,377	0.00%	-18.77%	to	-18.89%
2021	0.60%	to	0.75%	59,936	3,996.10	to	386.60	23,961,343	0.15%	12.95%	to	12.78%

GVDMC
2025	0.60%	to	0.75%	7,706	2,773.30	to	269.72	2,149,275	0.00%	11.01%	to	10.85%
2024	0.60%	to	0.75%	9,001	2,498.19	to	243.33	2,264,832	0.00%	5.45%	to	5.29%
2023	0.60%	to	0.75%	9,183	2,369.10	to	231.10	2,238,718	0.00%	10.58%	to	10.42%
2022	0.60%	to	0.75%	9,494	2,142.39	to	209.30	2,103,818	0.00%	-14.90%	to	-15.03%
2021	0.60%	to	0.75%	10,205	2,517.54	to	246.32	2,667,672	0.20%	6.07%	to	5.91%

GVEX4
2025	0.60%	to	0.75%	85,429	21,108.81	to	2,010.70	250,510,272	0.88%	16.89%	to	16.71%
2024	0.60%	to	0.75%	91,597	18,058.92	to	1,722.76	229,544,473	0.96%	23.88%	to	23.69%
2023	0.60%	to	0.75%	98,825	14,577.85	to	1,392.78	198,004,131	1.30%	25.24%	to	25.05%
2022	0.60%	to	0.75%	105,688	11,640.06	to	1,113.76	168,239,340	1.17%	-18.80%	to	-18.93%
2021	0.60%	to	0.75%	112,856	14,335.80	to	1,373.76	220,627,767	2.10%	27.60%	to	27.41%

GVIDA
2025	0.60%	to	0.75%	11,637	5,726.47	to	548.95	6,435,944	0.00%	18.54%	to	18.37%
2024	0.60%	to	0.75%	12,344	4,830.70	to	463.77	5,768,924	0.00%	11.96%	to	11.79%
2023	0.60%	to	0.75%	13,413	4,314.77	to	414.87	5,624,140	0.00%	18.67%	to	18.49%
2022	0.60%	to	0.75%	14,275	3,635.96	to	350.12	5,053,343	0.00%	-19.37%	to	-19.49%
2021	0.60%	to	0.75%	14,621	4,509.55	to	434.89	6,435,778	0.13%	14.81%	to	14.64%

GVIDC
2025	0.60%	to	0.75%	3,732	2,003.64	to	195.48	783,922	0.00%	8.24%	to	8.08%
2024	0.60%	to	0.75%	3,665	1,851.03	to	180.87	720,241	0.00%	3.20%	to	3.04%
2023	0.60%	to	0.75%	3,896	1,793.68	to	175.53	746,031	0.00%	7.38%	to	7.22%
2022	0.60%	to	0.75%	4,150	1,670.36	to	163.70	755,328	0.00%	-12.72%	to	-12.85%
2021	0.60%	to	0.75%	6,545	1,913.72	to	187.84	1,327,114	0.23%	2.14%	to	1.98%

GVIDM
2025	0.00%	to	0.75%	63,824	7,062.55	to	360.21	38,798,635	0.00%	14.42%	to	13.57%
2024	0.00%	to	0.75%	66,828	6,172.37	to	317.18	35,973,519	0.00%	9.02%	to	8.20%
2023	0.00%	to	0.75%	70,590	5,661.82	to	293.15	35,100,992	0.00%	14.72%	to	13.87%
2022	0.00%	to	0.75%	72,948	4,935.28	to	257.45	32,417,633	0.00%	-16.55%	to	-17.18%
2021	0.00%	to	0.75%	78,099	5,914.28	to	310.83	41,382,194	0.19%	10.31%	to	9.49%

HIBF
2025	0.60%	to	0.75%	3,171	3,188.06	to	308.15	1,026,630	5.61%	5.02%	to	4.87%
2024	0.60%	to	0.75%	3,423	3,035.52	to	293.85	1,054,068	5.47%	5.64%	to	5.48%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.60%	to	0.75%	3,507	2,873.50	to	278.58	1,072,069	6.09%	12.45%	to	12.28%
2022	0.60%	to	0.75%	3,495	2,555.33	to	248.11	994,154	5.49%	-12.46%	to	-12.59%
2021	0.60%	to	0.75%	3,727	2,918.97	to	283.84	1,216,013	4.74%	4.34%	to	4.18%

MCIF
2025	0.60%	to	0.75%	7,725	8,375.02	to	809.51	7,180,858	1.24%	6.41%	to	6.25%
2024	0.60%	to	0.75%	8,224	7,870.42	to	761.87	7,200,226	1.08%	12.81%	to	12.64%
2023	0.60%	to	0.75%	8,285	6,976.58	to	676.37	6,394,722	1.26%	15.36%	to	15.19%
2022	0.60%	to	0.75%	8,348	6,047.43	to	587.17	5,616,836	1.19%	-13.91%	to	-14.04%
2021	0.60%	to	0.75%	8,528	7,024.94	to	683.10	6,799,910	1.18%	23.52%	to	23.33%

MSBF
2025	0.60%	to	0.75%	4,846	2,532.44	to	244.78	1,236,836	3.34%	6.92%	to	6.76%
2024	0.60%	to	0.75%	4,923	2,368.60	to	229.29	1,179,394	6.29%	9.68%	to	9.51%
2023	0.60%	to	0.75%	5,244	2,159.59	to	209.37	1,145,483	5.53%	8.05%	to	7.89%
2022	0.60%	to	0.75%	5,401	1,998.69	to	194.06	1,136,928	3.90%	-2.88%	to	-3.02%
2021	0.60%	to	0.75%	4,634	2,057.95	to	200.11	1,022,607	5.53%	4.61%	to	4.45%

NDES2
2025	0.65%			662	145.85			96,599	0.00%	45.85%			*****

NNASD2
2025	0.65%			237	125.37			29,709	0.09%	25.37%			*****

NVAMV1
2025	0.60%	to	0.75%	7,288	6,437.42	to	627.85	4,888,930	0.93%	17.92%	to	17.74%
2024	0.60%	to	0.75%	8,436	5,459.09	to	533.23	4,781,205	1.69%	14.62%	to	14.45%
2023	0.60%	to	0.75%	9,337	4,762.69	to	465.91	4,620,394	1.68%	8.19%	to	8.03%
2022	0.60%	to	0.75%	10,437	4,402.03	to	431.27	4,938,363	1.18%	-1.72%	to	-1.87%
2021	0.60%	to	0.75%	11,489	4,479.05	to	439.48	5,533,993	1.25%	33.73%	to	33.53%

NVAMVX
2025	0.60%	to	0.75%	24,803	2,290.04	to	227.19	5,890,266	1.04%	18.10%	to	17.92%
2024	0.60%	to	0.75%	28,647	1,939.04	to	192.66	5,815,010	1.88%	14.79%	to	14.62%
2023	0.60%	to	0.75%	30,327	1,689.17	to	168.08	5,308,378	1.96%	8.35%	to	8.18%
2022	0.60%	to	0.75%	28,640	1,559.05	to	155.37	4,636,711	1.36%	-1.61%	to	-1.76%
2021	0.60%	to	0.75%	30,166	1,584.57	to	158.15	4,979,425	1.33%	33.90%	to	33.70%

NVCBD1
2025	0.60%	to	0.75%	6,162	1,035.49	to	146.46	1,233,140	3.68%	3.55%	to	6.09%
2024	0.65%	to	0.75%	2,517	140.38	to	138.06	349,853	3.29%	0.71%	to	0.61%
2023	0.65%	to	0.75%	2,455	139.38	to	137.22	338,994	2.86%	4.51%	to	4.40%
2022	0.65%	to	0.75%	2,785	133.37	to	131.43	368,036	2.71%	-15.24%	to	-15.33%
2021	0.65%	to	0.75%	2,278	157.36	to	155.22	355,803	2.03%	-1.67%	to	-1.77%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NVCCA1
2025	0.75%	266	280.28	74,509	0.00%	14.19%
2024	0.75%	267	245.45	65,534	0.00%	11.73%
2023	0.75%	273	219.67	60,022	0.00%	15.59%
2022	0.75%	281	190.05	53,403	0.00%	-15.59%
2021	0.75%	273	225.14	61,463	0.28%	14.89%

NVCCN1
2025	0.75%	19	169.63	3,177	0.00%	7.95%
2024	0.75%	19	157.14	3,053	0.00%	4.39%
2023	0.75%	22	150.53	3,265	0.00%	8.10%
2022	0.75%	584	139.25	81,322	0.00%	-12.63%
2021	0.75%	636	159.37	101,362	0.05%	3.71%

NVCMA1
2025	0.75%	1,757	303.49	533,303	0.00%	15.64%
2024	0.75%	1,698	262.43	445,626	0.00%	12.88%
2023	0.75%	1,627	232.48	378,167	0.00%	17.19%
2022	0.75%	1,539	198.39	305,316	0.00%	-15.65%
2021	0.75%	722	235.18	169,803	0.24%	17.24%

NVCMC1
2025	0.75%	28	210.66	5,806	0.00%	10.48%
2024	0.75%	28	190.67	5,356	0.00%	6.98%
2023	0.75%	27	178.23	4,735	0.00%	11.04%
2022	0.75%	27	160.50	4,334	0.00%	-13.70%
2021	0.75%	27	185.98	5,022	0.25%	8.41%

NVCMD1
2025	0.75%	2,169	256.75	556,983	0.00%	12.75%
2024	0.75%	2,415	227.72	549,855	0.00%	10.34%
2023	0.75%	2,222	206.37	458,594	0.00%	14.10%
2022	0.75%	2,203	180.87	398,462	0.00%	-14.72%
2021	0.75%	2,095	212.10	444,341	0.28%	12.79%

NVCRA1
2025	0.75%	2,192	329.35	721,881	0.00%	17.66%
2024	0.75%	2,279	279.92	637,835	0.00%	14.58%
2023	0.75%	2,350	244.31	574,231	0.00%	18.85%
2022	0.75%	2,690	205.57	552,977	0.00%	-15.87%
2021	0.75%	2,600	244.34	635,278	0.20%	19.29%

NVCRB1

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.75%			164	231.21			37,913	0.00%	11.75%
2024	0.75%			158	206.90			32,724	0.00%	8.52%
2023	0.75%			480	190.65			91,535	0.00%	12.55%
2022	0.75%			148	169.39			25,070	0.00%	-14.25%
2021	0.75%			139	197.53			27,457	0.27%	10.29%

NVDBL2
2025	0.75%			175	264.85			46,364	0.00%	12.13%
2024	0.75%			188	236.21			44,331	0.00%	6.98%
2023	0.75%			196	220.79			43,288	0.00%	12.20%
2022	0.75%			203	196.79			39,948	0.00%	-15.62%
2021	0.75%			207	233.23			48,278	0.20%	7.43%

NVDCA2
2025	0.75%			10	357.40			3,624	0.00%	14.83%
2024	0.75%			10	311.23			3,231	0.00%	9.64%
2023	0.75%			11	283.86			3,009	0.00%	15.51%
2022	0.75%			11	245.75			2,703	0.00%	-18.18%
2021	0.75%			54	300.36			16,219	0.17%	11.32%

NVIE6
2025	0.65%	to	0.75%	231	211.69	to	207.99	48,089	1.07%	38.07%	to	37.93%
2024	0.65%	to	0.75%	2,114	153.33	to	150.79	323,393	2.33%	10.29%	to	10.18%
2023	0.65%	to	0.75%	2,145	139.03	to	136.87	297,446	2.67%	20.68%	to	20.56%
2022	0.65%	to	0.75%	2,123	115.20	to	113.53	243,922	3.56%	-14.93%	to	-15.02%
2021	0.65%	to	0.75%	2,144	135.42	to	133.58	289,572	2.25%	11.67%	to	11.56%

NVMIVX
2025	0.60%	to	0.75%	74,958	1,941.62	to	192.65	22,414,525	1.83%	34.40%	to	34.20%
2024	0.60%	to	0.75%	84,734	1,444.68	to	143.56	18,402,430	6.13%	3.81%	to	3.65%
2023	0.60%	to	0.75%	88,365	1,391.64	to	138.50	18,518,121	2.71%	14.98%	to	14.81%
2022	0.60%	to	0.75%	92,327	1,210.31	to	120.63	16,812,210	3.65%	-6.43%	to	-6.57%
2021	0.60%	to	0.75%	99,982	1,293.43	to	129.11	19,323,521	3.29%	9.92%	to	9.75%

NVMLG1
2025	0.60%	to	0.75%	12,760	9,150.79	to	762.12	9,963,033	3.79%	13.52%	to	13.35%
2024	0.60%	to	0.75%	13,083	8,060.97	to	672.36	9,013,689	0.79%	25.30%	to	25.12%
2023	0.60%	to	0.75%	13,950	6,433.13	to	537.39	7,620,161	5.30%	34.55%	to	34.35%
2022	0.60%	to	0.75%	14,834	4,781.25	to	400.00	6,035,116	5.19%	-13.01%	to	-13.14%
2021	0.60%	to	0.75%	15,477	5,496.41	to	460.52	7,273,117	0.00%	39.61%	to	39.40%

NVMMG1
2025	0.60%	to	0.75%	100,679	5,693.57	to	354.40	56,203,066	0.00%	5.28%	to	5.12%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.60%	to	0.75%	106,152	5,407.94	to	337.13	56,829,957	0.00%	17.79%	to	17.61%
2023	0.60%	to	0.75%	113,550	4,591.24	to	286.65	51,491,671	0.00%	19.86%	to	19.68%
2022	0.60%	to	0.75%	120,577	3,830.56	to	239.51	45,320,648	0.00%	-37.98%	to	-38.08%
2021	0.60%	to	0.75%	125,033	6,176.56	to	386.78	76,022,496	0.12%	-5.27%	to	-5.42%

NVMMV2
2025	0.65%	to	0.75%	13,396	341.32	to	335.35	4,516,043	0.90%	1.64%	to	1.54%
2024	0.65%	to	0.75%	14,255	335.81	to	330.26	4,733,229	1.00%	7.78%	to	7.67%
2023	0.65%	to	0.75%	14,733	311.58	to	306.74	4,542,096	1.50%	7.93%	to	7.82%
2022	0.65%	to	0.75%	15,519	288.68	to	284.48	4,436,871	1.34%	-3.29%	to	-3.39%
2021	0.65%	to	0.75%	17,615	298.51	to	294.46	5,210,002	0.74%	23.21%	to	23.09%

NVNMO1
2025	0.60%	to	0.75%	34,830	4,467.89	to	435.11	20,796,048	0.50%	11.21%	to	11.05%
2024	0.60%	to	0.75%	37,435	4,017.46	to	391.83	19,965,736	0.43%	20.75%	to	20.57%
2023	0.60%	to	0.75%	41,187	3,327.12	to	324.99	18,190,769	0.52%	22.66%	to	22.47%
2022	0.60%	to	0.75%	44,333	2,712.53	to	265.35	15,872,511	0.39%	-17.56%	to	-17.68%
2021	0.60%	to	0.75%	47,333	3,290.18	to	322.34	20,544,174	0.30%	25.81%	to	25.62%

NVNSR2
2025	0.65%	to	0.75%	830	335.45	to	329.57	273,996	0.97%	1.38%	to	1.28%
2024	0.65%	to	0.75%	877	330.88	to	325.41	285,711	0.18%	7.77%	to	7.66%
2023	0.65%	to	0.75%	883	307.04	to	302.26	267,208	0.29%	19.90%	to	19.78%
2022	0.65%	to	0.75%	905	256.07	to	252.35	228,404	0.50%	-23.45%	to	-23.53%
2021	0.65%	to	0.75%	1,060	334.52	to	329.97	350,926	0.37%	25.93%	to	25.81%

NVOLG1
2025	0.60%	to	0.75%	178,398	8,988.33	to	876.65	207,424,846	0.93%	16.48%	to	16.31%
2024	0.60%	to	0.75%	193,960	7,716.51	to	753.73	193,327,542	1.19%	22.06%	to	21.88%
2023	0.60%	to	0.75%	214,254	6,321.85	to	618.44	174,365,301	1.44%	23.14%	to	22.96%
2022	0.60%	to	0.75%	227,297	5,133.81	to	502.97	150,731,516	0.87%	-22.57%	to	-22.68%
2021	0.60%	to	0.75%	237,604	6,630.08	to	650.53	204,320,063	0.53%	29.46%	to	29.27%

NVRE1
2025	0.65%	to	0.75%	12,588	238.03	to	233.86	2,953,390	1.62%	-0.07%	to	-0.17%
2024	0.65%	to	0.75%	14,080	238.20	to	234.26	3,310,056	2.39%	10.00%	to	9.89%
2023	0.65%	to	0.75%	14,730	216.54	to	213.17	3,150,487	2.26%	12.15%	to	12.04%
2022	0.65%	to	0.75%	15,948	193.09	to	190.27	3,044,925	1.54%	-28.98%	to	-29.05%
2021	0.65%	to	0.75%	16,340	271.88	to	268.19	4,396,781	1.07%	45.80%	to	45.65%

NVSTB2
2025	0.60%	to	0.75%	5,298	1,091.15	to	123.89	706,235	4.19%	4.80%	to	4.65%
2024	0.60%	to	0.75%	5,321	1,041.15	to	118.39	655,179	4.03%	4.43%	to	4.27%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.60%	to	0.75%	5,455	997.00	to	113.54	643,958	3.36%	5.06%	to	4.90%
2022	0.60%	to	0.75%	5,913	949.02	to	108.24	669,395	2.10%	-6.23%	to	-6.37%
2021	0.65%	to	0.75%	6,455	117.20	to	115.61	750,032	1.06%	-1.23%	to	-1.33%

NVTIV3
2025	0.65%	to	0.75%	502	225.65	to	283.65	141,874	1.85%	34.11%	to	33.98%
2024	0.65%	to	0.75%	507	168.25	to	211.71	107,009	6.02%	3.57%	to	3.47%
2023	0.65%	to	0.75%	514	162.44	to	204.61	104,820	2.32%	14.81%	to	14.70%
2022	0.65%	to	0.75%	714	141.48	to	178.39	126,817	3.53%	-6.60%	to	-6.69%
2021	0.65%	to	0.75%	824	151.48	to	191.19	153,125	1.23%	9.68%	to	9.57%

SAM4
2025	0.00%	to	0.75%	94,966	3,961.39	to	178.57	21,413,626	3.84%	3.91%	to	3.13%
2024	0.00%	to	0.75%	92,830	3,812.28	to	173.15	20,782,251	4.78%	4.88%	to	4.09%
2023	0.00%	to	0.75%	99,510	3,634.78	to	166.34	21,835,253	4.65%	4.75%	to	3.96%
2022	0.00%	to	0.75%	108,117	3,470.06	to	160.00	22,147,769	1.27%	1.30%	to	0.54%
2021	0.00%	to	0.75%	107,637	3,425.66	to	159.14	23,538,314	0.00%	0.00%	to	-0.75%

SCF4
2025	0.60%	to	0.75%	23,673	6,741.08	to	646.70	20,978,122	1.03%	9.71%	to	9.55%
2024	0.60%	to	0.75%	24,990	6,144.22	to	590.33	20,258,710	0.12%	12.44%	to	12.27%
2023	0.60%	to	0.75%	27,031	5,464.60	to	525.82	19,431,675	0.52%	13.28%	to	13.11%
2022	0.60%	to	0.75%	27,942	4,824.01	to	464.88	17,824,923	0.45%	-19.24%	to	-19.36%
2021	0.60%	to	0.75%	29,418	5,973.33	to	576.50	23,241,061	0.00%	29.98%	to	29.79%

SCGF
2025	0.60%	to	0.75%	2,285	6,694.83	to	647.10	1,596,933	0.00%	15.66%	to	15.49%
2024	0.60%	to	0.75%	2,795	5,788.33	to	560.32	1,671,754	0.00%	20.48%	to	20.30%
2023	0.60%	to	0.75%	2,970	4,804.35	to	465.77	1,471,827	0.00%	16.77%	to	16.59%
2022	0.60%	to	0.75%	3,346	4,114.53	to	399.49	1,423,429	0.00%	-30.78%	to	-30.89%
2021	0.60%	to	0.75%	4,116	5,944.29	to	578.01	2,731,115	0.00%	9.65%	to	9.48%

SCVF4
2025	0.60%	to	0.75%	27,284	5,410.51	to	519.06	18,292,986	1.26%	1.55%	to	1.40%
2024	0.60%	to	0.75%	28,395	5,327.89	to	511.90	18,948,319	0.73%	5.79%	to	5.63%
2023	0.60%	to	0.75%	30,418	5,036.52	to	484.63	19,117,720	0.43%	16.89%	to	16.71%
2022	0.60%	to	0.75%	32,230	4,308.84	to	415.23	17,315,307	0.33%	-13.46%	to	-13.59%
2021	0.60%	to	0.75%	34,607	4,979.10	to	480.54	21,437,834	0.00%	31.14%	to	30.94%

TRF4
2025	0.00%	to	0.75%	29,351	42,900.68	to	1,320.88	162,136,745	0.91%	16.47%	to	15.60%
2024	0.00%	to	0.75%	31,063	36,835.58	to	1,142.67	147,940,139	1.07%	13.67%	to	12.82%
2023	0.00%	to	0.75%	34,203	32,404.72	to	1,012.82	139,569,453	1.35%	8.29%	to	7.48%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.75%	36,500	29,924.84	to	942.33	135,922,927	1.18%	-8.45%	to	-9.13%
2021	0.00%	to	0.75%	39,365	32,685.83	to	1,037.01	156,838,458	0.78%	21.90%	to	20.99%

AMCG
2025	0.60%			24	8,907.47			212,265	0.00%	4.82%
2024	0.60%			24	8,497.97			205,651	0.00%	23.27%
2023	0.60%			24	6,893.53			163,308	0.00%	17.44%
2022	0.60%	to	0.75%	28	5,869.75	to	569.91	143,154	0.00%	-29.16%	to	-29.27%
2021	0.60%	to	0.75%	35	8,285.90	to	805.71	214,399	0.00%	12.32%	to	12.15%

AMMCGS
2025	0.60%	to	0.75%	2,366	2,498.14	to	246.04	648,177	0.00%	4.60%	to	4.45%
2024	0.60%	to	0.75%	2,333	2,388.23	to	235.56	626,252	0.00%	23.02%	to	22.83%
2023	0.60%	to	0.75%	2,339	1,941.40	to	191.78	559,857	0.00%	17.26%	to	17.08%
2022	0.60%	to	0.75%	2,777	1,655.65	to	163.80	555,659	0.00%	-29.25%	to	-29.36%
2021	0.60%	to	0.75%	2,861	2,340.22	to	231.87	803,752	0.00%	12.05%	to	11.88%

AMSRS
2025	0.60%	to	0.75%	1,634	8,588.91	to	830.18	5,774,827	0.00%	13.06%	to	12.89%
2024	0.60%	to	0.75%	1,472	7,596.67	to	735.38	5,120,863	0.23%	25.09%	to	24.90%
2023	0.60%	to	0.75%	1,538	6,073.13	to	588.78	4,314,295	0.34%	26.14%	to	25.95%
2022	0.60%	to	0.75%	1,721	4,814.52	to	467.46	3,592,956	0.44%	-18.94%	to	-19.06%
2021	0.60%	to	0.75%	1,998	5,939.38	to	577.54	4,711,366	0.38%	22.74%	to	22.55%

AMTB
2025	0.60%	to	0.75%	19,425	2,117.01	to	201.88	4,824,109	5.30%	5.08%	to	4.92%
2024	0.60%	to	0.75%	20,571	2,014.67	to	192.41	4,829,196	5.54%	5.46%	to	5.30%
2023	0.60%	to	0.75%	21,444	1,910.41	to	182.73	4,947,385	4.46%	5.27%	to	5.11%
2022	0.60%	to	0.75%	21,718	1,814.78	to	173.84	4,894,868	3.77%	-5.75%	to	-5.89%
2021	0.60%	to	0.75%	23,287	1,925.54	to	184.73	5,581,739	2.50%	0.14%	to	-0.01%

WRASP
2025	0.75%			857	293.23			251,265	1.31%	15.79%
2024	0.75%			855	253.24			216,423	1.93%	11.59%
2023	0.75%			870	226.93			197,337	2.19%	13.09%
2022	0.75%			868	200.67			174,178	1.59%	-15.38%
2021	0.75%			888	237.13			210,569	1.61%	9.62%

PMVFBA
2025	0.75%			296	116.42			34,451	3.50%	9.31%
2024	0.75%			324	106.50			34,465	3.39%	-4.13%
2023	0.75%			440	111.09			48,921	2.56%	5.42%
2022	0.75%			316	105.37			33,298	1.58%	-19.59%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.75%			339	131.04			44,423	6.07%	-8.21%

PMVLDA
2025	0.75%			754	132.47			99,828	3.96%	4.73%
2024	0.75%			1,094	126.49			138,415	3.99%	3.71%
2023	0.75%			1,144	121.96			139,501	3.60%	4.19%
2022	0.75%			1,208	117.05			141,401	1.60%	-6.46%
2021	0.75%			1,514	125.13			189,454	0.53%	-1.67%

PMVTRA
2025	0.60%			5	1,314.72			6,153	4.10%	8.24%
2024	0.60%			5	1,214.69			5,903	4.04%	1.91%
2023	0.60%			5	1,191.88			6,007	3.57%	5.31%
2022	0.60%			10	1,131.82			11,318	2.57%	-14.82%

PVEIB
2025	0.60%	to	0.75%	2,497	2,785.36	to	274.94	811,652	1.39%	19.63%	to	19.45%
2024	0.60%	to	0.75%	3,045	2,328.33	to	230.17	814,956	0.95%	18.43%	to	18.25%
2023	0.65%	to	0.75%	2,851	195.95	to	194.65	556,451	2.03%	14.92%	to	14.80%
2022	0.60%	to	0.75%	3,192	1,709.98	to	169.55	542,375	1.29%	-3.71%	to	-3.85%
2021	0.60%	to	0.75%	2,741	1,775.85	to	176.35	484,060	1.16%	26.54%	to	26.35%

PVGOB
2025	0.60%	to	0.75%	1,841	4,585.97	to	452.37	956,918	0.00%	13.65%	to	13.48%
2024	0.60%	to	0.75%	1,753	4,035.03	to	398.62	821,093	0.00%	32.60%	to	32.40%
2023	0.60%	to	0.75%	1,754	3,042.94	to	301.06	628,927	0.00%	43.61%	to	43.40%
2022	0.60%	to	0.75%	1,916	2,118.83	to	209.95	480,232	0.00%	-30.92%	to	-31.02%
2021	0.60%	to	0.75%	1,923	3,067.13	to	304.37	705,808	0.00%	21.92%	to	21.74%

PVTIGB
2025	0.60%	to	0.75%	47	4,095.69	to	395.88	44,203	0.01%	36.86%	to	36.66%
2024	0.60%	to	0.75%	53	2,992.60	to	289.69	37,097	2.23%	2.35%	to	2.20%
2023	0.60%	to	0.75%	65	2,923.80	to	283.46	53,708	0.04%	17.80%	to	17.62%
2022	0.60%	to	0.75%	104	2,482.01	to	240.99	58,984	1.58%	-15.28%	to	-15.40%
2021	0.60%	to	0.75%	114	2,929.56	to	284.87	80,449	1.17%	8.17%	to	8.01%

TRHS2
2025	0.65%	to	0.75%	3,460	710.94	to	699.90	2,435,999	0.00%	17.04%	to	16.92%
2024	0.65%	to	0.75%	4,582	607.43	to	598.59	2,762,682	0.00%	0.76%	to	0.66%
2023	0.65%	to	0.75%	4,769	602.86	to	594.69	2,855,210	0.00%	2.02%	to	1.92%
2022	0.65%	to	0.75%	5,141	590.92	to	583.49	3,018,875	0.00%	-13.25%	to	-13.34%
2021	0.65%	to	0.75%	5,121	681.19	to	673.29	3,470,249	0.00%	12.10%	to	11.99%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

VWBF
2025	0.60%	to	0.75%	4,500	3,325.63	to	317.14	2,231,747	5.22%	17.78%	to	17.61%
2024	0.60%	to	0.75%	5,138	2,823.51	to	269.66	2,127,561	7.18%	2.15%	to	2.00%
2023	0.60%	to	0.75%	5,499	2,763.97	to	264.37	2,233,182	4.14%	10.74%	to	10.57%
2022	0.60%	to	0.75%	5,744	2,495.99	to	239.10	2,133,610	4.48%	-7.48%	to	-7.62%
2021	0.60%	to	0.75%	6,307	2,697.88	to	258.82	2,525,442	5.08%	-4.63%	to	-4.77%

VWEM
2025	0.60%	to	0.75%	22,772	4,577.96	to	437.87	14,647,402	0.72%	29.15%	to	28.95%
2024	0.60%	to	0.75%	25,214	3,544.76	to	339.55	12,449,093	1.66%	0.60%	to	0.45%
2023	0.60%	to	0.75%	25,754	3,523.65	to	338.04	12,779,660	3.58%	9.12%	to	8.95%
2022	0.60%	to	0.75%	26,920	3,229.22	to	310.26	12,202,025	0.28%	-24.83%	to	-24.94%
2021	0.60%	to	0.75%	29,263	4,295.66	to	413.34	17,481,680	0.91%	-12.40%	to	-12.53%

VWHA
2025	0.60%	to	0.75%	6,238	5,442.84	to	519.03	4,720,787	2.53%	35.67%	to	35.46%
2024	0.60%	to	0.75%	6,778	4,011.95	to	383.15	3,788,423	2.57%	-3.42%	to	-3.56%
2023	0.60%	to	0.75%	7,148	4,153.86	to	397.31	4,134,507	2.80%	-4.16%	to	-4.30%
2022	0.60%	to	0.75%	7,266	4,334.15	to	415.17	4,449,348	1.64%	7.75%	to	7.59%
2021	0.60%	to	0.75%	8,056	4,022.54	to	385.90	4,614,327	0.43%	18.21%	to	18.03%

VVEI
2025	0.95%			6,438	720.36			4,637,369	2.47%	15.69%
2024	0.95%			6,713	622.64			4,179,619	2.94%	14.03%
2023	0.95%			7,654	546.05			4,179,244	2.68%	7.08%
2022	0.95%			7,895	509.95			4,026,041	2.60%	-1.60%
2021	0.95%			8,552	518.23			4,431,940	1.96%	24.14%

VVHGB
2025	0.95%			11,119	167.20			1,859,130	3.42%	5.93%
2024	0.95%			11,377	157.84			1,795,811	2.69%	0.28%
2023	0.95%			10,373	157.40			1,632,642	2.44%	4.58%
2022	0.95%			9,926	150.50			1,493,899	2.12%	-14.03%
2021	0.95%			10,560	175.07			1,848,749	2.00%	-2.65%

VVHYB
2025	0.95%			7,055	313.19			2,209,485	6.45%	8.15%
2024	0.95%			7,355	289.59			2,130,021	5.55%	5.44%
2023	0.95%			7,260	274.65			1,993,929	4.94%	10.61%
2022	0.95%			7,200	248.30			1,787,754	5.15%	-10.22%
2021	0.95%			7,776	276.56			2,150,517	4.12%	2.70%

VVMCI

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.95%	10,881	844.27	9,186,943	1.24%	10.49%
2024	0.95%	11,509	764.14	8,794,886	1.38%	13.98%
2023	0.95%	11,772	670.41	7,892,078	1.44%	14.74%
2022	0.95%	12,209	584.29	7,133,623	1.13%	-19.59%
2021	0.95%	12,360	726.62	8,980,988	1.10%	23.18%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025 and 2024, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 23, 2026

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	(As adjusted) 2024
Admitted assets
Invested assets
Bonds	$50,493	$45,802
Stocks	5,330	3,962
Mortgage loans, net of allowance	10,261	9,619
Policy loans	1,044	1,038
Derivative assets	85	194
Cash, cash equivalents and short-term investments	3,099	1,693
Securities lending collateral assets	295	247
Other invested assets	3,702	2,777
Total invested assets	$74,309	$65,332
Accrued investment income	790	699
Deferred federal income tax assets, net	938	660
Other assets	495	579
Separate account assets	133,243	123,292
Total admitted assets	$209,775	$190,562
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$59,619	$51,794
Policyholders’ dividend accumulation	345	361
Asset valuation reserve	1,200	950
Payable for securities	1,262	845
Securities lending payable	295	247
Funds held under coinsurance	1,226	1,199
Other liabilities	1,113	1,018
Accrued transfers from separate accounts	(1,842)	(1,685)
Separate account liabilities	133,243	123,292
Total liabilities	$196,461	$178,021
Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	114	116
Additional paid-in capital	2,626	2,551
Unassigned surplus	9,470	8,770
Total capital and surplus	$13,314	$12,541
Total liabilities, capital and surplus	$209,775	$190,562

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
		(As adjusted)	(As adjusted)

(in millions)	2025	2024	2023
Revenues

Premiums and annuity considerations	$21,167	$16,493	$14,702

Net investment income	3,201	3,329	3,136

Other revenues	2,487	2,765	2,390

Total revenues	$26,855	$22,587	$20,228

Benefits and expenses

Benefits to policyholders and beneficiaries	$20,156	$20,861	$17,431

Increase in reserves for future policy benefits and claims	8,438	1,967	3,747

Net transfers from separate accounts	(4,518)	(3,401)	(3,725)

Commissions	972	843	766

Reserve adjustment on reinsurance assumed	(112)	(144)	(153)

Other expenses	783	766	702

Total benefits and expenses	$25,719	$20,892	$18,768

Income before federal income taxes and net realized capital losses on investments	$1,136	$1,695	$1,460

Federal income tax expense	65	68	108

Income before net realized capital losses on investments	$1,071	$1,627	$1,352

Net realized capital losses on investments, net of federal income tax expense (benefit) of $19, $1 and $(4) in 2025, 2024 and 2023, respectively, and excluding $(32), $(53) and $(30) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(388)	(476)	(402)

Net income	$683	$1,151	$950

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022 (As adjusted)	$4	$1,100	$-	$2,316	$6,774	$10,194

Net income	-	-	-	-	950	950

Change in asset valuation reserve	-	-	-	-	(103)	(103)

Change in deferred income taxes	-	-	-	-	132	132

Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135

Other, net	-	-	-	-	35	35

Balance as of December 31, 2023 (As adjusted)	$4	$1,100	$93	$2,451	$7,585	$11,233

Net income	-	-	-	-	1,151	1,151

Change in asset valuation reserve	-	-	-	-	(109)	(109)

Change in deferred income taxes	-	-	-	-	28	28

Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32

Change in nonadmitted assets	-	-	-	-	66	66

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	100	-	100

Other, net	-	-	23	-	17	40

Balance as of December 31, 2024 (As adjusted)	$4	$1,100	$116	$2,551	$8,770	$12,541

Net income	-	-	-	-	683	683

Change in asset valuation reserve	-	-	-	-	(250)	(250)

Change in deferred income taxes	-	-	-	-	274	274

Change in net unrealized capital gains and losses, net of tax expense of $26	-	-	-	-	(36)	(36)

Change in nonadmitted assets	-	-	-	-	12	12

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	75	-	75

Other, net	-	-	(2)	-	17	15

Balance as of December 31, 2025	$4	$1,100	$114	$2,626	$9,470	$13,314

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
		(As adjusted)	(As adjusted)
(in millions)	2025	2024	2023
Cash flows from operating activities:
Premiums collected, net of reinsurance	$21,161	$16,486	$14,707
Net investment income	3,206	3,570	2,775
Other revenue	2,522	2,441	2,022
Policy benefits and claims paid	(20,146)	(20,874)	(17,582)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,642)	(1,455)	(1,268)
Net transfers from separate accounts	4,361	3,264	3,775
Policyholders’ dividends paid	(29)	(28)	(28)
Federal income taxes (paid) recovered	(126)	(93)	98
Net cash provided by operating activities	$9,307	$3,311	$4,499

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,397	$6,589	$2,595
Stocks	70	60	46
Mortgage loans	1,097	754	635
Other invested assets and other	877	769	467
Total investment proceeds	$8,441	$8,172	$3,743
Cost of investments acquired:
Bonds	$(11,022)	$(8,665)	$(6,256)
Stocks	(1,579)	(438)	(35)
Mortgage loans	(1,697)	(1,206)	(1,370)
Derivatives	(478)	(302)	(556)
Other invested assets and other	(1,332)	(862)	(766)
Total investments acquired	$(16,108)	$(11,473)	$(8,983)
Net increase in policy loans	(6)	(69)	(37)
Net cash used in investing activities	$(7,673)	$(3,370)	$(5,277)
Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$75	$100	$135
Net change in deposits on deposit-type contract funds and other insurance liabilities	(600)	499	271
Other cash provided (used)	297	(407)	311
Net cash (used in) provided by financing activities and miscellaneous	$(228)	$192	$717
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,406	$132	$(63)
Cash, cash equivalents and short-term investments at beginning of year	1,693	1,561	1,624
Cash, cash equivalents and short-term investments at end of year	$3,099	$1,693	$1,561
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$459	$386	$385
Intercompany transfer of securities from merger	$-	$-	$203

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC, Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2025 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Life and Benefits Insurance Company (“NLBIC”), Jefferson National Life Insurance Company (“JNL”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisors, LLC (“NIA”), The Association Benefits Solution, LLC (“TABS”) and NSM Sales Corporation (“NSM”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. NLBIC primarily offers medical stop loss insurance. JNL primarily offers individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary. TABS is a program manager for self-funded group health programs. NSM is an agency and a nonadmitted subsidiary. See Note 3 for additional information on business combinations.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Basis of Presentation

Effective July 1, 2025 and pursuant to a merger agreement, Jefferson National Life Insurance Company of New York (“JNLNY”), a New York stock life insurance company and previous subsidiary of JNL, was merged with and into the Company, with the Company continuing as the surviving entity. The merger was deemed a statutory merger. All shares of JNLNY were cancelled and the outstanding surplus balance was merged into the Company’s total capital and surplus. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2024 and 2023, have been adjusted to reflect this merger.

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving entity. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s capital and surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed annuity and fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Net Income
Statutory Net Income		OH	$683	$1,151	$950
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	231	270	110
Reserves for indexed annuities	51	OH	(240)	(308)	(75)
Tax impact	101	OH	2	8	(7)
NAIC SAP			$676	$1,121	$978

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

			As of December 31,
(in millions)	SSAP #	State of domicile	2025	(As adjusted) 2024
Surplus
Statutory Capital and Surplus		OH	$13,314	$12,541
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	584	350
Reserves for indexed annuities	51	OH	(631)	(389)
Tax impact	101	OH	10	8
Subsidiary Valuation - NLAIC	51, 86, 101	OH	417	227
Subsidiary valuation - Eagle	51	OH	(669)	(529)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(895)	(861)
NAIC SAP			$12,130	$11,347

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	surplus notes are accounted for as a component of capital and surplus;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds and other tax credit investments (“Tax Credit Funds”);

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

•	Goodwill is limited to 10% of the prior reporting period’s adjusted capital and surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

•	goodwill is amortized and charged to surplus.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, NLBIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC, NIA and TABS, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, NLBIC, JNL and NISC are included in stocks, and the investments in Eagle and TABS are included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months, outstanding unsecured promissory notes with initial maturity dates of less than three months with certain affiliates and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, residuals, surplus notes, debt, joint ventures and the investments in Eagle and TABS. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.4 billion, $3.2 billion and $3.1 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2025, 2024 and 2023, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2043. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2025, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. See Note 3 for additional information on goodwill.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2025 and 2024, and 46% and 47% of the number of life insurance policies in force in 2025 and 2024, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2025 and 2024.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $114 million and $116 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 23, 2026, the date the statutory financial statements were issued.

(3)	Business Combinations and Goodwill

On July 1, 2025, the Company completed its acquisition of the group health business of The Allstate Corporation (“Allstate”), which comprises NLBIC, formerly known as Direct General Life Insurance Company, TABS and NSM, for $1.24 billion. As a result of the acquisition, NLBIC, TABS and NSM became wholly-owned subsidiaries of the Company. The acquisition of NLBIC resulted in goodwill of $844 million. Goodwill amortization for the year ended December 31, 2025 related to the purchase was $42 million. NLBIC, based in Charleston, South Carolina, assumes medical stop loss through reinsurance agreements with unaffiliated entities of Allstate that sells its products through a diverse distribution network. Additionally, NLBIC underwrites individual term life insurance policies that are 100% ceded to an unaffiliated entity of Allstate through a reinsurance agreement.

On, March 1, 2017, The Company purchased all of the stock of JNFC. See Note 2 for additional information regarding the merger of JNFC with and into the Company, resulting in JNL being the wholly-owned subsidiary acquired.

The following transactions were accounted for as statutory purchases:

(in millions)	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill

Jefferson National Life Insurance Company	3/1/2017	$203	$162	$162	$19	$16	$226	8%

Nationwide Life and Benefits Insurance Company	7/1/2025	$1,072	$844	$844	$802	$42	$1,056	76%

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,117	$33	$-	$15,150	16%

At book value less current surrender charge of 5% or more	3,566	-	-	3,566	4%

At fair value	-	-	68,407	68,407	73%

Total with market value adjustment or at fair value	$18,683	$33	$68,407	$87,123	93%

At book value without adjustment (minimal or no charge or adjustment)	3,416	-	6	3,422	4%

Not subject to discretionary withdrawal	3,065	-	57	3,122	3%

Total, gross	$25,164	$33	$68,470	$93,667	100%

Less: Reinsurance ceded	(81)	-	-	(81)

Total, net	$25,083	$33	$68,470	$93,586

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$615	$-	$-	$615

(As Adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$7,075	$41	$-	$7,116	8%

At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%

At fair value	-	-	64,880	64,880	80%

Total with market value adjustment or at fair value	$9,924	$41	$64,880	$74,845	92%

At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%

Not subject to discretionary withdrawal	2,867	-	56	2,923	4%

Total, gross	$16,237	$41	$64,941	$81,219	100%

Less: Reinsurance ceded	(88)	-	-	(88)

Total, net	$16,149	$41	$64,941	$81,131

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,258	$1,681	$-	$16,939	40%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	20,217	20,217	48%

Total with market value adjustment or at fair value	$15,258	$1,681	$20,217	$37,156	88%

At book value without adjustment (minimal or no charge or adjustment)	3,366	-	-	3,366	8%

Not subject to discretionary withdrawal	1,102	508	2	1,612	4%

Total, gross	$19,726	$2,189	$20,219	$42,134	100%

Less: Reinsurance ceded	(4)	-	-	(4)

Total, net	$19,722	$2,189	$20,219	$42,130

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$16,049	$1,696	$-	$17,745	42%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	19,048	19,048	46%

Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%

At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%

Not subject to discretionary withdrawal	1,175	478	2	1,655	4%

Total, gross	$20,782	$2,174	$19,050	$42,006	100%

Less: Reinsurance ceded	(26)	-	-	(26)

Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	9	-	9	0%

Total with market value adjustment or at fair value	$10	$-	$10	0%

At book value without adjustment (minimal or no charge or adjustment)	833	1	834	19%

Not subject to discretionary withdrawal	3,517	19	3,536	81%

Total, gross	$4,360	$20	$4,380	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,360	$20	$4,380

(As adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	10	-	10	0%

Total with market value adjustment or at fair value	$11	$-	$11	0%

At book value without adjustment (minimal or no charge or adjustment)	836	2	838	17%

Not subject to discretionary withdrawal	4,113	18	4,131	83%

Total, gross	$4,960	$20	$4,980	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,960	$20	$4,980

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	(As adjusted) 2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$44,793	$36,892

Supplemental contracts with life contingencies, net	12	13

Deposit-type contracts	4,360	4,960

Subtotal	$49,165	$41,865

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$90,911	$86,206

Other contract deposit funds	20	20

Subtotal	$90,931	$86,226

Total annuity actuarial reserves and deposit fund liabilities, net	$140,096	$128,091

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,526	2,520	2,699	-	-	-

Universal life with secondary guarantees	519	472	1,286	-	-	-

Indexed universal life with secondary guarantees	486	400	519	-	-	-

Other permanent cash value life insurance	-	1,765	2,225	-	-	-

Variable life	3,533	3,572	3,703	40,177	40,174	40,278

Subtotal	$7,064	$8,779	$10,482	$40,177	$40,174	$40,278

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	119	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	20	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	36	-	-	-

Total, gross	$7,064	$8,779	$10,718	$40,177	$40,174	$40,278

Less: Reinsurance ceded	(7)	(7)	(135)	-	-	-

Total, net	$7,057	$8,772	$10,583	$40,177	$40,174	$40,278

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,560	2,568	2,729	-	-	-

Universal life with secondary guarantees	486	430	1,154	-	-	-

Indexed universal life with secondary guarantees	408	327	438	-	-	-

Other permanent cash value life insurance	-	1,838	2,305	-	-	-

Variable life	3,125	3,166	3,295	35,196	35,192	35,277

Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	127	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	18	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	32	-	-	-

Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277

Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-

Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:

Life insurance, net	$10,477	$9,971

Accidental death benefits, net	1	1

Disability - active lives, net	20	18

Disability - disabled lives, net	54	54

Miscellaneous reserves, net	31	27

Subtotal	$10,583	$10,071

Separate accounts annual statement:

Life insurance[1]	$40,591	$35,585

Subtotal	$40,591	$35,585

Total life insurance actuarial reserves, net	$51,174	$45,656

1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $313 million and $308 million for universal life as of December 31, 2025 and 2024, respectively.

The total direct premium written by managing general agents and third-party administrators was $536 million, $528 million and $451 million as of December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		(As adjusted) December 31, 2024
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$74,756	$-	$70,824	$-
Group annuities	17,164	-	16,203	-
Life insurance	40,806	-	35,783	-
Pension risk transfer group annuities	517	-	482	-
Total	$133,243	$-	$123,292	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2025	$21	$742
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$174	$-	$8,758	$8,932
Reserves
For accounts with assets at:
Fair value	$1,616	$99	$128,987	$130,702
Amortized cost	821	-	-	821
Total reserves[1]	$2,437	$99	$128,987	$131,523
By withdrawal characteristics:
With market value adjustment	$1,616	$99	$-	$1,715
At fair value	-	-	128,902	128,902
At book value without market value adjustment and with current surrender charge less than 5%	313	-	7	320
Subtotal	$1,929	$99	$128,909	$130,937
Not subject to discretionary withdrawal	508	-	78	586
Total reserves[1]	$2,437	$99	$128,987	$131,523

1

The total reserves balance does not equal the liabilities related to separate accounts of $133.2 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.7 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions) (As Adjusted)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,298	$9,798
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$119,288	$121,025
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$119,288	$121,811
By withdrawal characteristics:
With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	119,205	119,205
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$119,212	$121,257
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$119,288	$121,811

1

The total reserves balance does not equal the liabilities related to separate accounts of $123.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2025	(As adjusted) 2024	(As adjusted) 2023
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,932	$9,798	$6,300
Transfers from separate accounts	(12,987)	(12,882)	(9,461)
Net transfers from separate accounts	$(4,055)	$(3,084)	$(3,161)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(698)	(431)	(889)
Fees not included in general account transfers	71	57	41
Other miscellaneous adjustments not included in the general account balance	164	57	284
Net transfers as reported in the statutory statements of operations	$(4,518)	$(3,401)	$(3,725)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(6)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:
Issuer credit obligations:
U.S. Government obligations	$24	$-	$-	$24
Other U.S. Government securities obligations	70	3	-	73
Non-U.S. Sovereign jurisdiction securities	1,251	29	38	1,242
Municipal bonds – general obligations (direct and guaranteed)	516	14	24	506
Municipal bonds – special revenue	3,177	32	307	2,902
Project finance bonds issued by operating entities (unaffiliated)	1,525	17	58	1,484
Corporate bonds (unaffiliated)	31,848	462	1,648	30,662
Mandatory convertible bonds (unaffiliated)	2	-	-	2
Single entity backed obligations (unaffiliated)	446	5	25	426
Bonds issued by funds representing operating entities	65	-	-	65
Bank loans – issued (unaffiliated)	733	4	12	725
Other issuer credit obligations (unaffiliated)	705	9	21	693
Total issuer credit obligations	$40,362	$575	$2,133	$38,804
Asset-backed securities:
Agency residential mortgage-backed securities – guaranteed	16	-	-	16
Agency residential mortgage-backed securities – not/partially guaranteed	699	7	55	651
Non-agency residential mortgage-backed securities (unaffiliated)	1,210	9	26	1,193
Non-agency commercial mortgage-backed securities (unaffiliated)	1,250	2	62	1,190
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,193	24	7	4,210
Other financial – self-liquidating (unaffiliated)	886	6	-	892
Financial – not self-liquidating equity backed securities (unaffiliated)	932	8	1	939
Other financial – not self-liquidating (unaffiliated)	343	1	28	316
Non-financial – practical expedient lease-backed securities
(unaffiliated)	15	-	-	15
Other non-financial – full analysis (unaffiliated)	587	4	1	590
Total asset-backed securities	$10,131	$61	$180	$10,012
Total bonds	$50,493	$636	$2,313	$48,816
Common stocks unaffiliated	$272	$-	$-	$272
Preferred stocks unaffiliated	26	-	-	26
Total unaffiliated stocks[1]	$298	$-	$-	$298
Total bonds and unaffiliated stocks[1]	$50,791	$636	$2,313	$49,114

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024 (As adjusted)
Bonds:
U.S. Government	$68	$-	$1	$67
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,879	50	257	8,672
Total bonds	$45,802	$273	$3,150	$42,925
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,065	$273	$3,150	$43,188

1

Excludes affiliated common stocks with a carrying value of $5.0 billion and $3.7 billion as of December 31, 2025 and 2024, respectively. Affiliated common stocks include investment in NLAIC, NLBIC and JNL of $3.7 billion, $1.1 billion and $226 million as of December 31, 2025, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$2,127	$2,121
Due after one year through five years	12,502	12,461
Due after five years through ten years	13,550	13,473
Due after ten years through twenty years	12,653	12,199
Due after twenty years	9,661	8,562
Total bonds	$50,493	$48,816

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025
Bonds:
Issuer credit obligations	$2,013	$53	$18,877	$2,141	$20,890	$2,193
Asset-backed securities	970	3	2,007	181	2,977	185
Total bonds	$2,983	$56	$20,884	$2,322	$23,867	$2,378

(As adjusted)
December 31, 2024
Bonds:
U.S. Government	$54	$1	$3	$-	$57	$1
States, territories and possessions	281	10	326	60	606	69
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,375	2,649
Loan-backed and structured securities	359	2	2,177	258	2,537	260
Total bonds	$6,350	$195	$22,500	$3,124	$28,849	$3,318
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,353	$195	$22,501	$3,124	$28,853	$3,318

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities identified as having an other-than-temporary impairment.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company’s amortized cost of mortgage loans were $10.3 billion and $9.6 billion with no allowance for credit losses, respectively.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,772	$140	$3,912	$3,741	$171	$3,912
Industrial	2,533	87	2,620	2,555	65	2,620
Office	822	183	1,005	1,002	3	1,005
Retail	1,896	7	1,903	1,896	7	1,903
Other	238	8	246	201	45	246
Total[1]	$9,261	$425	$9,686	$9,395	$291	$9,686
Weighted average DSC ratio	2.07	1.68	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	59%	62%

December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

1	Excludes $575 million and $416 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23% and 22%, respectively, in a geographic region in the U.S., no more than 43% and 44%, respectively, in a property type and no more than 2% and 1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 13.0% and 4.5%, respectively, and for those originated or acquired during 2024 were 12.0% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 99% and 89%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $1.6 billion and $1.1 billion as of December 31, 2025 and 2024, respectively. The Company held $295 million and $247 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets were $295 million and $247 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $300 million and $252 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $1.3 billion and $834 million of non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Bonds	$2,206	$2,151	$1,917
Mortgage loans	463	413	357
Other invested assets	474	740	868
Policy loans	47	46	43
Derivative instruments[1]	35	39	24
Other	122	83	62
Gross investment income	$3,347	$3,472	$3,271
Investment expenses	(146)	(143)	(135)
Net investment income	$3,201	$3,329	$3,136

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $790 million and $699 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital losses on sales and maturities	$(23)	$(47)	$(37)
Net realized derivative losses	(367)	(445)	(378)
Other-than-temporary impairments and other	(11)	(36)	(21)
Total net realized capital losses	$(401)	$(528)	$(436)
Tax expense (benefit) on net losses	19	1	(4)
Net realized capital (losses), net of tax	$(420)	$(529)	$(432)
Less: Net realized capital losses transferred to the IMR	(32)	(53)	(30)
Net realized capital losses, net of tax and transfers to the IMR	$(388)	$(476)	$(402)

For the year ended December 31, 2025, gross realized gains and gross realized losses on sales of bonds were $3 million and $15 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales and of bonds were $25 million and $64 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $2.4 billion and $1.3 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were $941 million and $267 million of commitments to purchase private placement bonds, respectively. There were $347 million and $434 million of outstanding commitments to fund mortgage loans as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025 and 2024.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$295	$247
Federal Home Loan Bank capital stock	155	182
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	5,392	5,442
Pledged as collateral not captured in other categories	293	298
Assets held under modified coinsurance reinsurance agreements	442	435
Assets held under funds withheld reinsurance agreements	1,229	1,199
Other restricted assets	3	3
Total restricted assets	$7,809	$7,807

1	Excludes $1.3 billion and $834 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2025
Interest rate swaps	$1,471	$-	$-	$-	$-
Options	282	3	8	-	-
Cross currency swaps	2,178	1	111	(66)	-
Futures	2,128	-	-	-	-
Total derivatives[1]	$6,059	$4	$119	$(66)	$-

December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-	-
Total derivatives[1]	$6,879	$188	$192	$(11)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $966 million and $717 million of cash collateral and held $135 million and $125 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $35 million and $10 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $219 million and $229 million as of December 31, 2025 and 2024, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
(in millions)	2025	December 31, 2024	2023	2025	December 31, 2024	2023
Cross currency swaps	$-	$1	$-	$(169)	$78	$(43)
Futures	(392)	(446)	(378)	(35)	131	(173)
Total return swaps	25	-	-	(16)	16	-
Total	$(367)	$(445)	$(378)	$(220)	$225	$(216)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Issuer credit obligations	$-	$6	$-	$-	$6
Asset-backed securities	-	10	-	-	10
Total bonds	$-	$16	$-	$-	$16
Common stocks unaffiliated	79	155	-	38	272
Preferred stocks unaffiliated	-	18	8	-	26
Separate account assets	120,562	1,624	25	9,674	131,885
Assets at fair value	$120,641	$1,813	$33	$9,712	$132,199

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2025:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2024	$-	$10	$35	$45
Net gains (losses):
In net income	5	-	-	5
In surplus	-	1	(5)	(4)
Purchases	-	3	-	3
Sales	(5)	(6)	(5)	(16)
Balance as of December 31, 2025	$-	$8	$25	$33

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions) (As adjusted)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,593	1,558	35	7,927	122,113
Assets at fair value	$112,632	$1,799	$45	$7,927	$122,403

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$-	$7	$51	$58
Net gains (losses):
In surplus	-	(1)	5	4
Purchases	-	4	-	4
Sales	-	-	(21)	(21)
Balance as of December 31, 2024	$-	$10	$35	$45

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value

(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$24	$30,310	$8,464	$-	$38,798	$40,357
Asset-backed securities	-	7,436	2,566	-	10,002	10,120
Total bonds	$24	$37,746	$11,030	$-	$48,800	$50,477
Mortgage loans, net of allowance	-	-	9,414	-	9,414	10,261
Policy loans	-	-	1,044	-	1,044	1,044
Derivative assets	-	111	8	-	119	85
Cash, cash equivalents and short-term investments	230	2,795	74	-	3,099	3,099
Securities lending collateral assets	294	-	-	-	294	294
Other invested assets	-	88	154	88	330	335
Separate account assets	-	683	646	-	1,329	1,359
Total assets	$548	$41,423	$22,370	$88	$64,429	$66,954
Liabilities:
Investment contracts	$-	$-	$3,003	$-	$3,003	$3,003
Derivative liabilities	-	66	-	-	66	81
Total liabilities	$-	$66	$3,003	$-	$3,069	$3,084

(As adjusted)
December 31, 2024
Assets:
Bonds	$67	$36,104	$6,743	$-	$42,914	$45,791
Mortgage loans, net of allowance	-	-	8,446	-	8,446	9,619
Policy loans	-	-	1,038	-	1,038	1,038
Derivative assets	-	172	4	-	176	178
Cash, cash equivalents and short-term investments	(61)	1,753	-	-	1,692	1,692
Securities lending collateral assets	247	-	-	-	247	247
Separate account assets	37	749	352	-	1,138	1,179
Total assets	$290	$38,778	$16,583	$-	$55,651	$59,744
Liabilities:
Investment contracts	$-	$-	$3,306	$-	$3,306	$3,605
Derivative liabilities	-	11	-	-	11	6
Total liabilities	$-	$11	$3,306	$-	$3,317	$3,611

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(9)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Total gross deferred tax assets	$1,175	$6	$1,181
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$1,175	$6	$1,181
Less: Deferred tax assets nonadmitted	(139)	-	(139)
Net admitted deferred tax assets	$1,036	$6	$1,042
Less: Deferred tax liabilities	(59)	(45)	(104)
Net admitted deferred tax assets	$977	$(39)	$938

(in millions) (As adjusted)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$951	$4	$955
Statutory valuation allowance adjustment	(1)	-	(1)
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$1,181	$954	$227
Total deferred tax liabilities	(104)	(125)	21
Net deferred tax assets	$1,077	$829	$248
Less: Tax effect of unrealized gains and losses			(26)
Change in deferred income tax			$274

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	934	3	937
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	102	2	104
Admitted deferred tax assets	$1,036	$6	$1,042

(in millions)	Ordinary	December 31, 2024 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $1.7 billion and $1.8 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.6 billion and $11.8 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 973% and 1,108% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	Ordinary	December 31, 2025 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.57%	0.00%	25.57%

	Ordinary	December 31, 2024 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2025 and 2024.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
	(As adjusted)
(in millions)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$368	$244	$124
Investments	99	114	(15)
Deferred acquisition costs	411	351	60
Tax credit carry-forward	239	180	59
Other	58	62	(4)
Subtotal	$1,175	$951	$224
Statutory valuation allowance adjustment	$-	$(1)	$1
Nonadmitted	(139)	(169)	30
Admitted ordinary deferred tax assets	$1,036	$781	$255
Capital:
Investments	6	4	2
Subtotal	$6	$4	$2
Admitted capital deferred tax assets	$6	$4	$2
Admitted deferred tax assets	$1,042	$785	$257

Deferred tax liabilities
Ordinary:
Investments	$(33)	$(70)	$37
Future policy benefits and claims	(7)	(15)	8
Other	(19)	(18)	(1)
Subtotal	$(59)	$(103)	$44
Capital:
Investments	(45)	(22)	(23)
Subtotal	$(45)	$(22)	$(23)
Deferred tax liabilities	$(104)	$(125)	$21
Net deferred tax assets	$938	$660	$278

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2025. JNLNY had a valuation allowance of $1 million as of December 31, 2024. Upon the effective date of JNLNY’s statutory merger into NLIC on July 1, 2025, this valuation allowance was released, as it is more likely than not that the Company will generate sufficient taxable income to realize all of JNLNY’s deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
	(As adjusted)		(As adjusted)
(in millions)	2025	2024	2023
Current income tax expense	$84	$69	$104
Change in deferred income tax (without tax on unrealized gains and losses)	(274)	(29)	(132)
Total income tax (benefit) expense reported	$(190)	$40	$(28)

Income before income and capital gains taxes	$767	$1,219	$1,054
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$161	$256	$221
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(156)	(172)	(211)
Tax credits	(201)	(45)	(45)
Other	6	1	7
Total income tax (benefit) expense reported	$(190)	$40	$(28)

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes tax credit carry-forwards available as of December 31, 2025:

(in millions)	Amount	Origination	Expiration
Business credits	$23	2022	2042
Business credits	$24	2023	2043
Business credits	$24	2024	2044
Business credits	$168	2025	2045

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America	Scottsdale Indemnity Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Insurance Company
Nationwide Agribusiness Insurance Company	Scottsdale Surplus Lines Insurance Company
Nationwide Assurance Company	Titan Insurance Company
Nationwide Cash Management Company	Titan Insurance Services, Inc.
Nationwide Corporation	Veterinary Pet Insurance Company
Nationwide Financial Assignment Company	Victoria Fire & Casualty Company
Nationwide Financial General Agency, Inc.	Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(10)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2025 and 2024.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2025 and 2024.

The amount of interest paid on short-term debt was immaterial in 2025, 2024 and 2023.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $133 million and $160 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.0 billion and $3.6 billion as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amount of aggregate advances from the FHLB were $3.6 billion for the years ended December 31, 2025 and 2024.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.6% of total admitted assets) and fair value of $4.9 billion (2.3% of total admitted assets) as of December 31, 2025 and carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion (2.5% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $5.0 billion for the year ended December 31, 2025, and a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(11)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)

Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2025
12/19/2001	7.50%	$300	$300	$22	$540	$-	12/31/2031
6/27/2002	8.15%	300	300	25	570	-	6/27/2032
12/23/2003	6.75%	100	100	7	146	-	12/23/2033
12/20/2019	4.21%	400	400	17	101	-	12/19/2059
Total		$1,100	$1,100	$71	$1,357	$-

December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(12)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2025, 2024 and 2023 included premiums of $656 million, $643 million and $635 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $18 million, $23 million, and $73 million respectively, net investment earnings on funds withheld assets of $47 million, $43 million and $55 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million in each year. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion in each year. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $40 million and $46 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $129 million and $116 million as of December 31, 2025 and 2024, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $386 million, $354 million and $307 million for the years ended December 31, 2025, 2024 and 2023, respectively, while benefits, claims and expenses ceded were $386 million, $341 million and $301 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of 2025 and 2024, respectively, and amounts payable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums assumed under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $218 million and $252 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(13)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $19 million and $40 million as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $52 million and $56 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $303 million, $277 million and $245 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2025 and 2024. Total revenues from these contracts were $118 million, $117 million and $125 million for the years ended December 31, 2025, 2024 and 2023, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $73 million, $76 million and $84 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2025, 2024 and 2023 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $67.1 billion and $65.4 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company $249 million, $246 million and $234 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $1.0 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.3 billion and $938 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2025, 2024 and 2023 were $52 million, $53 million and $63 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2025 and 2024, the Company had $267 million and $286 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2025 and 2024, the Company received capital contributions of $75 million and $100 million, respectively, from NFS. During 2026, the Company received an additional capital contribution of $13 million from NFS as of the subsequent event date.

During 2025 and 2024, the Company paid capital contributions to NLAIC of $400 million. During 2026, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

On July 1, 2025, the Company received a dividend distribution from JNL that was declared on June 4, 2025. The distribution, which was recorded at a cost of $8 million, consisted of the outstanding common stock of JNLNY.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2025, the Company made a surplus contribution to Eagle of $40 million. During 2024, the Company made no surplus contributions to Eagle. During 2025 and 2024 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2026, the Company received a dividend distribution of $150 million that was declared on December 31, 2025. The dividend receivable was recorded in investment income due and accrued as of December 31, 2025. On November 10, 2025, the Company received a dividend distribution of $106 million that was declared on September 30, 2025. On August 8, 2025, the Company received a total distribution of $314 million that was declared on June 30, 2025 and consisted of a return of contributed surplus of $40 million and a dividend of $274 million. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million.

As of December 31, 2025, the Company and NLAIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL, an affiliate. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. During 2026, additional draws increased the outstanding balance to $1.3 billion as of the subsequent event date. As of December 31, 2024, the Company had a $850 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $850 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding balance of $706 million from the Company.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $207 million and $325 million as of December 31, 2025 and 2024, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(14)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2025 and 2024.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(15)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $13.3 billion and statutory net income for 2025 was $683 million. As of January 1, 2026, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I   Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions)	Column A	Column B	Column C	Column D

				Amount at which is
				shown in the statutory
				statements of admitted
				assets, liabilities, capital
	Type of investment	Cost	Fair value	and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations		$24	$24	$24

U.S. government and agencies		70	73	70

Obligations of states and political subdivisions		3,271	3,043	3,271

Foreign governments		1,056	1,045	1,057

Public utilities		5,414	5,167	5,416

All other corporate, mortgage-backed and asset-backed securities		40,670	39,464	40,655

Total fixed maturities		$50,505	$48,816	$50,493

Equity securities:

Common Stocks:

Banks, trust and insurance companies		29	44	44

Industrial, miscellaneous and all other		225	228	228

Nonredeemable preferred stocks		22	26	26

Total equity securities[1]		$276	$298	$298

Mortgage loans		10,261		10,261

Cash, cash equivalents and short-term investments		3,099		3,099

Policy loans		1,045		1,044

Other long-term investments[2]		3,646		3,645

Total invested assets		$68,832		$68,840

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $5.0 billion are excluded.

2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $437 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV   Reinsurance

As of December 31, 2025, 2024 and 2023 and each of the years then ended:

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net

2025

Life insurance in force	$163,418	$(25,085)	$511	$138,844	0.4%

Premiums:

Life Insurance	$3,213	$(144)	$18	$3,087	0.6%

Accident and health insurance	537	(546)	9	-	0.0%

Total	$3,750	$(690)	$27	$3,087	0.9%

2024

Life insurance in force	$153,575	$(24,712)	$557	$129,420	0.4%

Premiums:

Life Insurance	$3,977	$(140)	$11	$3,848	0.3%

Accident and health insurance	531	(540)	9	-	0.0%

Total	$4,508	$(680)	$20	$3,848	0.5%

2023

Life insurance in force	$147,725	$(26,722)	$579	$121,582	0.5%

Premiums:

Life Insurance	$2,931	$(143)	$12	$2,800	0.4%

Accident and health insurance	457	(465)	9	-	0.0%

Total	$3,388	$(608)	$21	$2,800	0.8%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2025, 2024 and 2023:

(in millions)

Column A	Column B	Column C	Column D	Column E

	Balance at the
	beginning of	Charged to costs		Balance at end
Description	period	and expenses	Deductions[1]	of period

2025

Valuation allowances - mortgage loans	$-	$-	$-	$-

Valuation allowances - net deferred tax assets	$1	$(1)	$-	$-

(As Adjusted) 2024

Valuation allowances - mortgage loans	$2	$-	$(2)	$-

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

(As Adjusted) 2023

Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

1	Amounts generally represent recoveries, payoffs and sales.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.